Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	UNIVERSAL HOSPITAL SERVICES INC
Entity Central Index Key	0000886171
Document Type	S-4
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents		$ 1,161
Accounts receivable, less allowance for doubtful accounts of $2,015 at December 31, 2012 and $1,919 at December 31, 2011	68,478	70,592
Inventories	8,868	6,023
Deferred income taxes, net	3,610	9,960
Other current assets	4,280	4,392
Total current assets	85,236	92,128
Property and equipment, net:
Medical equipment, net	236,905	235,887
Property and office equipment, net	30,094	28,460
Total property and equipment, net	266,999	264,347
Other long-term assets:
Goodwill	335,577	325,911	280,211
Other intangibles, net	234,391	241,440
Other, primarily deferred financing costs, net	15,210	13,106
Total assets	937,413	936,932	833,028
Current liabilities:
Current portion of long-term debt	6,223	5,627
Interest rate swap		4,755
Book overdrafts	3,905	3,614
Accounts payable	26,036	28,638
Accrued compensation	16,956	11,571
Accrued interest	13,845	4,937
Dividend payable	88	771
Other accrued expenses	11,641	13,073
Total current liabilities	78,694	72,986
Long-term debt, less current portion	692,791	665,470
Pension and other long-term liabilities	14,377	12,981
Payable to Parent	21,640	19,019
Deferred income taxes, net	69,036	73,289
Commitments and contingencies (Note 9)
Equity
Common stock, $0.01 par value; 1,000 shares authorized, issued and outstanding at December 31, 2012 and December 31, 2011
Additional paid-in capital	214,481	214,294
Accumulated deficit	(144,864)	(109,666)
Accumulated other comprehensive loss	(9,086)	(11,827)
Total Universal Hospital Services, Inc. equity	60,531	92,801
Non controlling interest	344	386
Total equity	60,875	93,187	146,739	173,991
Total liabilities and equity	$ 937,413	$ 936,932

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 2,015	$ 1,919
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Medical equipment outsourcing	$ 302,718	$ 275,910	$ 245,145
Technical and professional services	82,236	54,058	44,426
Medical equipment sales and remarketing	30,372	25,188	22,541
Total revenues	415,326	355,156	312,112
Cost of Revenue
Cost of medical equipment outsourcing	110,752	97,703	86,210
Cost of technical and professional services	62,428	40,518	31,690
Cost of medical equipment sales and remarketing	23,641	19,734	16,342
Medical equipment depreciation	70,761	68,032	69,496
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	267,582	225,987	203,738
Gross margin	147,744	129,169	108,374
Selling, general and administrative	109,247	100,948	89,336
Restructuring, acquisition and integration expenses	7,474	3,483	0
Operating income	31,023	24,738	19,038
Loss on extinguishment of debt	12,339
Interest expense	55,697	55,020	46,457
Loss before income taxes and non controlling interest	(37,013)	(30,282)	(27,419)
(Benefit) provision for income taxes	(2,569)	(8,343)	1,692
Consolidated net loss	(34,444)	(21,939)	(29,111)
Net income attributable to non controlling interest	754	451
Net loss attributable to Universal Hospital Services, Inc.	$ (35,198)	$ (22,390)	$ (29,111)

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss
Consolidated net loss	$ (34,444)	$ (21,939)	$ (29,111)
Other comprehensive income:
Loss on minimum pension liability, net of tax of $0, $0 and $115	(146)	(4,136)	(980)
Gain on cash flow hedge, net of tax of $1,868, $4,504 and $2,100	2,887	7,088	2,839
Total other comprehensive income	2,741	2,952	1,859
Comprehensive loss	(31,703)	(18,987)	(27,252)
Comprehensive income attributable to non controlling interest	754	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	$ (32,457)	$ (19,438)	$ (27,252)

Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss
Loss on minimum pension liability, tax	$ 0	$ 0	$ 115
Gain on cash flow hedge, tax	$ 1,868	$ 4,504	$ 2,100

Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Total Universal Hospital Services, Inc.	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests
Balance at Dec. 31, 2009	$ 173,991	$ 173,991	$ 248,794	$ (58,165)	$ (16,638)
Increase (Decrease) in Equity
Net (loss) income	(29,111)	(29,111)		(29,111)
Other comprehensive income	1,859	1,859			1,859
Balance at Dec. 31, 2010	146,739	146,739	248,794	(87,276)	(14,779)
Increase (Decrease) in Equity
Net (loss) income	(21,939)	(22,390)		(22,390)		451
Other comprehensive income	2,952	2,952			2,952
Consolidation of Surgical Services (previously Emergent Group)	379					379
Dividend and equity distribution	(34,500)	(34,500)	(34,500)
Cash distributions to non controlling interests	(451)					(451)
Contributions from new members to non controlling interests	7					7
Balance at Dec. 31, 2011	93,187	92,801	214,294	(109,666)	(11,827)	386
Increase (Decrease) in Equity
Net (loss) income	(34,444)	(35,198)		(35,198)		754
Other comprehensive income	2,741	2,741			2,741
Cash distributions to non controlling interests	(796)					(796)
Dividend forfeited	187	187	187
Balance at Dec. 31, 2012	$ 60,875	$ 60,531	$ 214,481	$ (144,864)	$ (9,086)	$ 344

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net loss	$ (34,444)	$ (21,939)	$ (29,111)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	81,630	77,248	78,001
Amortization of intangibles, deferred financing costs and bond premium	18,247	22,000	16,295
Non-cash write off of deferred financing cost	2,541
Tender premium for purchase of notes	9,798
Provision for doubtful accounts	1,110	899	213
Provision for inventory obsolescence	473	134	105
Non-cash stock-based compensation expense - net	3,367	4,276	7,333
Non-cash gain on trade-in of recalled equipment	(15,872)	(13,710)
Gain on sales and disposals of equipment	(1,800)	(1,896)	(145)
Deferred income taxes	(3,040)	(8,728)	1,401
Changes in operating assets and liabilities :
Accounts receivable	2,494	(6,670)	(96)
Inventories	(2,321)	(73)	370
Other operating assets	461	184	(445)
Accounts payable	(2,018)	4,175	1,124
Other operating liabilities	11,905	1,791	1,111
Net cash provided by operating activities	72,531	57,691	76,156
Cash flows from investing activities:
Medical equipment purchases	(58,531)	(77,561)	(70,671)
Property and office equipment purchases	(7,359)	(9,557)	(6,327)
Proceeds from disposition of property and equipment	6,711	3,869	2,793
Acquisitions, net of cash acquired	(14,418)	(69,970)
Net cash used in investing activities	(73,597)	(153,219)	(74,205)
Cash flows from financing activities:
Proceeds under senior secured credit facility	116,500	166,250	146,529
Payments under senior secured credit facility	(103,000)	(204,650)	(132,029)
Payments of principal under capital lease obligations	(6,375)	(5,835)	(5,052)
Purchase of refinanced bonds	(405,000)
Payments on acquired debt	(4,163)	(472)
Proceeds from issuance of bonds	425,000	178,938
Accrued interest received from bondholders		661
Accrued interest paid to bondholders		(661)
Distributions to non controlling interests	(796)	(451)
Contributions from new members to limited liability companies		7
Proceeds from exercise of parent company stock options	150	41	28
Repayment of 10.125% senior notes			(9,945)
Dividend and equity distribution payments	(1,393)	(32,729)
Tender premium for purchase of notes	(9,798)
Payment of deferred financing costs	(11,511)	(4,458)	(1,746)
Change in book overdrafts	291	48	264
Net cash (used in) provided by financing activities	(95)	96,689	(1,951)
Net change in cash and cash equivalents	(1,161)	1,161
Cash and cash equivalents at the beginning of period	1,161
Cash and cash equivalents at the end of period		1,161
Supplemental cash flow information:
Interest paid	45,273	51,667	43,998
Income taxes paid	959	563	170
Non-cash activities:
Medical equipment purchases included in accounts payable (at end of period)	5,012	8,784	11,761
Capital lease additions	4,224	7,091	6,923
Dividend declared (forfeited) to Parent	$ (187)	$ 1,771

Consolidated Statements of Cash Flows (Parenthetical) (10.125% Senior Notes)	Dec. 31, 2010	Jun. 14, 2010
10.125% Senior Notes
Long-Term Debt
Senior notes, rate of interest (as a percent)	10.13%	10.13%

Basis of Presentation	12 Months Ended
Dec. 31, 2012
Basis of Presentation
Basis of Presentation

1.         Basis of Presentation

Universal Hospital Services, Inc. (“we”, “our”, “us”, the “Company” or “UHS”) is a nationwide provider of medical equipment management and service solutions to the United States health care industry. The Company’s services fall into three reporting segments: medical equipment outsourcing, technical and professional services, and medical equipment sales and remarketing.

All of our outstanding capital stock is owned by UHS Holdco, Inc. (“Parent”), which acquired the Company in a recapitalization in May 2007 (the “Transaction”). Parent is owned by affiliates of Irving Place Capital Merchant Manager III, L.P. (“IPC”) and certain members of our management.

On April 1, 2011 we completed our acquisition of Emergent Group Inc. (“Emergent Group”) for a total purchase price of approximately $65.3 million as described in Note 3, Acquisitions.  The results of operations of this acquisition have been included in UHS’s consolidated results of operations since the date of acquisition and are included in the medical equipment outsourcing segment. Effective December 31, 2011, Emergent Group was merged into its principal operating subsidiary, PRI Medical Technologies, Inc. (“PRI Medical”) with PRI Medical the surviving entity. Also, on December 31, 2011, PRI Medical’s name was changed to UHS Surgical Services, Inc. (“Surgical Services”).

On May 31, 2011 we acquired certain assets of an equipment rental division of a medical equipment manufacturer for approximately $6.5 million. The financial results of this acquisition are included in our medical equipment outsourcing segment since the date of acquisition.

On October 3, 2011, we completed the acquisition, effective October 1, 2011, of all of the outstanding stock of a surgical laser equipment service provider for approximately $5.5 million in cash consideration. The $5.5 million purchase price included $0.5 million of debt which was paid off at closing. The financial results of this acquisition are included in our medical equipment outsourcing segment since the date of acquisition.

On January 3, 2012, we completed the acquisition, effective January 1, 2012, of all of the outstanding stock of a surgical laser equipment service provider for approximately $16.1 million in cash consideration. The financial results of this acquisition are included in our medical equipment outsourcing segment since the date of acquisition.

On March 31, 2012, we completed the acquisition of certain assets of the southern California equipment rental division of a medical equipment manufacturer. The total purchase price was approximately $0.8 million, including approximately $0.4 million in contingent consideration to be paid over four years based on future revenues. The financial results of this acquisition are included in our medical equipment outsourcing segment since the date of acquisition.

On July 9, 2012, we completed the acquisition of certain assets of a surgical laser equipment service provider for a total consideration of approximately $5.3 million. The financial results of this acquisition are included in our medical equipment outsourcing segment since the date of acquisition.

All acquisitions were funded primarily from our existing senior secured credit facility.

Principles of Consolidation

The consolidated financial statements include the accounts of UHS and of Surgical Services, its 100%-owned subsidiary, since its acquisition on April 1, 2011. In addition, in accordance with guidance issued by the Financial Accounting Standards Board (“FASB”), we have accounted for our equity investments in entities in which we are the primary beneficiary under the full consolidation method. All significant intercompany transactions and balances have been eliminated through consolidation. As the primary beneficiary, we consolidate the limited liability companies (“LLCs”) referred to in Note 13, Limited Liability Companies, as we effectively receive the majority of the benefits from such entities and we provide equipment lease guarantees for such entities.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Significant Accounting Policies

2.         Significant Accounting Policies

Cash and Cash Equivalents

The Company considers money market accounts and other highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount. Concentrations of credit risk with respect to trade accounts receivable are limited due to the number of customers and their geographical distribution. The Company performs initial and ongoing credit evaluations of its customers and maintains allowances for potential credit losses. The allowance for doubtful accounts is based on historical loss experience and estimated exposure on specific trade receivables.

Inventories

Inventories consist of supplies and equipment held for resale and are valued at the lower of cost or market. Cost is determined by the average cost method, which approximates the first-in, first-out (“FIFO”) method.

Medical Equipment

Depreciation of medical equipment is provided on the straight-line method over the equipment’s estimated useful life, generally four to seven years. The cost and accumulated depreciation of medical equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded as gain or loss on sales and disposals of equipment in the period the asset is retired or sold.

Property and Office Equipment

Property and office equipment includes property, leasehold improvements and office equipment.

Depreciation and amortization of property and office equipment is provided on the straight-line method over the lesser of the remaining useful life or lease term for leasehold improvements and 3 to 10 years for shop and office equipment. The cost and accumulated depreciation or amortization of property and equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded in selling, general and administrative expense in the period the asset is retired or sold.

Goodwill

Goodwill represents the excess of the cost of acquired businesses over the fair value of identifiable tangible net assets and identifiable intangible assets purchased.

Goodwill is tested at least annually for impairment and is tested for impairment more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test is performed using a two-step process. In the first step, the fair value of each reporting unit is compared with the carrying amount of the reporting unit, including goodwill. If the estimated fair value is less than the carrying amount of the reporting unit, there is an indication that goodwill impairment exists and a second step must be completed in order to determine the amount of the goodwill impairment, if any, that should be recorded. In the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. Each reporting unit constitutes a business for which discrete financial information is available and management reviews its operating results. Our reporting units are medical equipment outsourcing, technical and professional services, and medical equipment sales and remarketing. The fair value of each reporting unit incorporates multiple inputs including discounted cash flow calculations, peer company earnings multiples, and assumptions that market participants would make in valuing the reporting unit. Other assumptions include future business growth, earnings projections, capital expenditures, changes in working capital and the weighted average cost of capital used for purposes of discounting. Projecting discounted future cash flows requires us to make significant estimates regarding the assumptions noted above. The projections also take into account several factors including current and estimated economic trends and outlook, and other factors which are beyond our control. No goodwill impairments have been recognized in 2012, 2011, or 2010.

We completed step one of our annual goodwill impairment evaluation as of December 31, 2012 with each reporting unit’s fair value exceeding its carrying value. Accordingly, step two of the impairment analysis was not required.

Other Intangible Assets

Other intangible assets primarily include customer relationships, a supply agreement, trade names and trademarks, technology databases and non-compete agreements. Our trade name intangibles have indefinite lives. Our remaining other intangible assets are amortized over their estimated economic lives of two to thirteen years that results in a remaining weighted-average useful life of approximately 7 years at the years ended December 31, 2012 and 2011. The straight-line method of amortization generally reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the Company in each reporting period. However, for certain of our customer relationships we use the sum-of-the-years-digits amortization method to more appropriately allocate the cost to earnings in proportion to the estimated amount of economic benefit obtained.

Intangible assets with indefinite lives are tested for impairment on an annual basis. Our calculation of estimated fair value is made using the “relief from royalty method,” which assumes that a trade name has a fair value equal to the present value of the royalty attributed to it. The royalty income attributable to a trade name represents the hypothetical cost savings that are derived from owning the trade name versus paying royalties to license the trade name from another owner. Accordingly, we estimate a fair royalty that a licensee would pay, on a percentage of revenue basis, to obtain a license to utilize the trade name for each of our medical equipment outsourcing and technical and professional services segments. Indefinite lived intangibles were not found to be impaired during any of the periods presented.

Amortizable intangibles are measured for impairment consistent with the process utilized for long-lived assets as described below. Our amortizable intangible assets consist of the following discrete items: Customer relationships, technology databases, a supply agreement, non-compete agreements and favorable lease agreements.

Long-Lived Assets

The Company periodically reviews its long-lived assets for impairment and assesses whenever significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable.  An impairment loss is recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. For other long-lived assets, primarily movable medical equipment, we continuously monitor specific makes/models for events such as product recalls or obsolescence. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value.

Deferred Financing Costs

Financing costs associated with issuing debt are deferred and amortized over the related terms using the straight-line method, which approximates the effective interest rate method. Accumulated amortization of our deferred financing costs was $16.0 and $12.3 million at December 31, 2012 and 2011, respectively.

Purchase Accounting

We account for acquisitions by allocating the purchase price paid to effect the acquisition to the acquired assets and liabilities at fair value with excess purchase price being recorded as goodwill.

Revenue Recognition

Medical equipment is outsourced on both short-term and long-term arrangements and outsourced revenue is recorded in income as equipment is utilized based on an agreed rate per use or time period. Any changes to the rate are billed on a prospective basis.

Medical equipment revenues consist of (1) sales of medical equipment and related parts and single-use disposable items to customers and (2) sales of medical equipment that include installation services. Sales of medical equipment as well as related parts and single-use disposable items are recognized at the point of delivery, if performed by us, or at the point of shipment, when risk of loss has passed to the customer. Because of the short-term nature of equipment installation projects, sales that include installation services are recognized when the earnings cycle is complete—installation has been completed, the equipment becomes operational and the customer has accepted it. All revenues are recognized net of any sales taxes. Technical and professional services revenue is recognized as services are provided.

The Company follows the provisions of Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition,” in recognizing all of these revenues streams — specifically, revenue recognition requires proof that (i) an arrangement exists, (ii) delivery has occurred and/or  services have been rendered, (iii) the price is fixed; and (iv) collectability is reasonably assured.

The Company reports only its portion of revenues earned under certain revenue share arrangements in accordance with ASC Topic 605-45 “Principal Agent Considerations,” because, among other factors, the equipment manufacturer retains title to the equipment, maintains general inventory and physical loss risk of equipment on rental and because we earn a fixed percentage of the billings to customers.

From time to time the Company receives both non-monetary and cash refunds on equipment recalled by manufacturers.  It is the Company’s practice to record such recall gains as a reduction in cost of sales.

Operating Leases

The Company leases all of its district, corporate and other operating locations under operating leases and recognizes rent expense on a straight-line basis over the lease terms. Rent holidays and rent escalation clauses, which provide for scheduled rent increases during the lease term, are taken into account in computing straight-line rent expense included in our consolidated statements of operations. The difference between the rent due under the stated periods of the leases compared to that of the straight-line basis is recorded as a component of other long-term liabilities in the consolidated balance sheets. Landlord funded lease incentives, including tenant improvement allowances provided for our benefit, are recorded as leasehold improvement assets and as deferred rent in the consolidated balance sheets and are amortized to depreciation expense and as rent expense credits, respectively.

Income Taxes

The Company accounts for deferred income taxes utilizing ASC Topic 740, “Income Taxes.” ASC Topic 740 requires the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statement and the tax bases of assets and liabilities, as measured at current enacted tax rates. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we initially established a valuation allowance in 2010 to recognize this uncertainty and since that time, have continued to recognize this uncertainty. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

Interest and penalties associated with uncertain income tax positions is classified as income tax expense. The Company has not recorded any material income tax related interest or penalties during any of the periods presented.

Derivative Financial Instrument

We had an interest rate swap agreement which we used as a derivative financial instrument to manage our interest rate exposure that expired in June 2012. We do not use financial instruments for trading or other speculative purposes.

ASC Topic 815, “Derivatives and Hedging,” establishes accounting and reporting standards requiring that derivative instruments be recorded on the consolidated balance sheets as either an asset or liability measured at fair value. The statement requires that changes in the derivative’s fair value be recognized currently in earnings unless specific hedge accounting criteria are met. If hedge accounting criteria are met, the changes in a derivative’s fair value (for a cash flow hedge) are deferred in equity as a component of accumulated other comprehensive loss. These deferred gains and losses are recognized as income in the period in which hedged cash flows occur. The ineffective portions of hedge returns are recognized as earnings. Our hedging activity has been limited to an interest rate swap arrangement that is further described in Note 8.

Fair Value of Other Financial Instruments

The Company considers that the carrying amount of financial instruments, including accounts receivable, accounts payable, accrued liabilities and senior secured credit facility, approximate fair value due to their short maturities. The fair value of our outstanding 2012 Notes and Floating Rate Notes, based on the quoted market price for the same or similar issues of debt, which represents a Level 2 fair value measurement, is approximately:

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(in millions)	Value	Value	Value	Value

2012 notes	$425.0	$448.4	$—	$—
Floating rate notes	230.0	229.1	230.0	208.2
PIK toggle notes	—	—	405.0	417.0

Segment Information

The Company’s business is managed and internally reported as three segments: medical equipment outsourcing, technical and professional services, and sales and remarketing. Note 18, Business Segments, contains additional segment information.

Stock-Based Compensation

We record compensation expense associated with stock options in accordance with ASC Topic 718, “Compensation — Stock Compensation.” Note 11, Stock-Based Compensation, contains the significant assumptions used in determining the underlying fair value of options and disclosures as required under ASC Topic 718.

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive loss. Other comprehensive loss includes unrealized gains and losses from derivatives designated as cash flow hedges and minimum pension liability adjustments. These amounts are presented in the consolidated statements of comprehensive loss net of reclassification adjustments to earnings.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain amounts in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows have been reclassified to conform with the 2012 presentation.

Recent Accounting Pronouncements

Standards Adopted

In September 2011, the FASB issued an amendment to the authoritative guidance on goodwill impairment testing. The objective of this amendment is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, Intangibles — Goodwill and Other. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The adoption of this amendment did not have a material effect on our consolidated financial statements.

Standard Not Yet Adopted

In July 2012, the FASB issued an amendment to indefinite-lived intangible assets impairment. This amendment permits an entity the option to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. The results of the qualitative assessment would be used as a basis in determining whether it is necessary to perform the two-step quantitative impairment test. If the qualitative assessment supports the conclusion that it is more likely than not that the fair value of the asset exceeds its carrying amount, the entity would not need to perform the two-step quantitative impairment test. The objective of this update is to reduce the cost and complexity of performing impairment tests for indefinite-lived intangible assets other than goodwill, and to improve consistency in impairment testing among long-lived asset categories. This amendment is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this amendment is not expected to have a material effect on our consolidated financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

3.                          Acquisitions

On July 9, 2012, we completed the acquisition of certain assets of a surgical laser equipment service provider for total consideration of approximately $5.3 million.  The consideration consists of $2.6 million of cash paid at closing, $1.0 million of debt assumed that was paid off upon closing, and approximately $1.7 million in contingent earn-out payment expected to be paid in the second half of 2013.

The following summarizes the preliminary estimates of fair values of assets acquired and liabilities assumed at the date of acquisition within our consolidated balance sheet:

(in millions)	July 9, 2012
Net working capital	$0.6
Property and equipment	1.1
Goodwill	1.2
Intangible assets	2.4
Debt	(1.0)
Total purchase price	$4.3

On March 31, 2012, we completed the acquisition of certain assets of the southern California equipment rental division of a medical equipment manufacturer. The total purchase price was approximately $0.8 million, including approximately $0.4 million in contingent consideration which may be paid over four years based on future revenues. Assets acquired consisted of medical equipment of $0.4 million and customer relationship intangibles of $0.3 million.

On January 3, 2012, we completed the acquisition of all of the outstanding stock of a Florida-based surgical laser equipment service provider for total consideration of approximately $16.1 million. The total consideration consists of $11.0 million of cash paid at closing, $3.2 million of debt assumed that was paid off upon closing, and $1.9 million of holdback amounts which was subsequently paid in January 2013.  The acquisition was funded through our Senior Secured Credit Facility. At December 31, 2012, $0.3 million in holdback amount had been paid.

The following summarizes the fair values of assets acquired and liabilities assumed at the date of acquisition within our consolidated balance sheet:

(in millions)	January 3, 2012
Net working capital	$0.4
Property and equipment	5.4
Goodwill	8.4
Intangible assets	5.3
Deferred tax liability	(3.4)
Debt	(3.2)
Total purchase price	$12.9

Acquisitions completed during the year ended 2012 are not material individually or in the aggregate.

On April 1, 2011, we completed our acquisition of Emergent Group, which was, at December 31, 2011, merged into its principal operating subsidiary, PRI Medical, whose name was subsequently changed to UHS Surgical Services, Inc., and which we refer to as “Surgical Services”. Surgical Services is a provider of laser and mobile surgical equipment services primarily for the urology community.

We acquired Surgical Services (previously, Emergent Group), for a total purchase price of approximately $65.3 million, which represents the sum of $60.0 million of cash paid for equity, $4.8 million of capital lease liability assumed and $2.0 million of transaction costs, less cash acquired of $1.5 million. All outstanding shares were purchased at a price of $8.46 per share. The acquisition was funded primarily by drawings under our existing Senior Secured Credit Facility, which is described below in Note 8, Long-Term Debt.

The amounts of revenue and net loss of Surgical Services included in the Company’s consolidated statements of operations from the April 1, 2011 to December 31, 2012 are as follows:

	Revenue and net loss included in the Consolidated Statements of Operations from:
(in thousands)	January 1, 2012 to December 31, 2012	April 1, 2011 to December 31, 2011
Revenue	$50,185	$25,421
Net loss attributable to Surgical Services	(3,308)	(1,805)

The following unaudited supplemental pro forma information presents the financial results as if the acquisition of Surgical Services had occurred on January 1, 2010 for the years ended December 31, 2011 and 2010, respectively. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2010, nor are they indicative of any future results.

Year Ended
(in thousands)	December 31, 2011
Pro forma consolidated results
Revenue	$362,985
Net loss attributable to Universal Hospital Services, Inc.	(20,339)

Year Ended
(in thousands)	December 31, 2010
Pro forma consolidated results
Revenue	$341,717
Net loss attributable to Universal Hospital Services, Inc.	(34,096)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Surgical Services to reflect the additional depreciation, amortization and interest that would have been charged assuming that both the fair value adjustments, primarily to medical equipment and intangible assets, and draws on the line of credit to fund the acquisition had been applied on January 1, 2010, as applicable, together with the consequential tax effects.

All acquisitions were funded primarily from our existing senior secured credit facility.

Other Acquisitions

On May 31, 2011, we completed the acquisition of certain assets of the equipment rental division of a medical equipment manufacturer for $6.5 million in cash.  The assets acquired primarily consisted of movable medical equipment of approximately $1.7 million, customer relationship intangibles of approximately $1.9 million and tax deductible goodwill of approximately $2.9 million. This acquisition did not have a material impact on our consolidated results of operations or our financial position for the 2011 fiscal year.

On October 3, 2011, we completed the acquisition, effective October 1, 2011, of all of the outstanding stock of a surgical laser equipment service provider for approximately $5.5 million in cash consideration. The $5.5 million purchase price includes $0.5 million of debt which was paid off at closing. In conjunction with this acquisition, approximately $3.1 million of non-deductible goodwill was recorded. This acquisition did not have a material impact on our consolidated results of operations or our financial position for the 2011 fiscal year.

The Company expensed $0.3, $3.5 and $0 million of acquisition and integration related costs for the years ended December 31, 2012, 2011 and 2010, respectively, of which approximately $3.3 million for the year ended December 31, 2011 was related to the April 1, 2011 Emergent Group acquisition. These costs are included in the line item entitled “Restructuring, acquisition and integration expenses” in the accompanying consolidated statements of operations.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

4.                          Fair Value Measurements

Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, are summarized in the following table by type of inputs applicable to the fair value measurements:

	Fair Value at December 31, 2012				Fair Value at December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Interest Rate Swap	$—	$—	$—	$—	$—	$4,755	$—	$4,755
Contingent Consideration	$—	$—	$2,033	$2,033	$—	$—	$—	$—

A description of the inputs used in the valuation of assets and liabilities is summarized as follows:

Level 1 — Inputs represent unadjusted quoted prices for identical assets or liabilities exchanged in active markets.

Level 2 — Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets or liabilities exchanged in active or inactive markets; quoted prices for identical assets or liabilities exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets or liabilities, such as interest rates and yield curves that are observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 — Inputs include unobservable inputs used in the measurement of assets and liabilities. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or liabilities or related observable inputs that can be corroborated at the measurement date. Measurements of non-exchange traded derivative contract assets and liabilities are primarily based on valuation models, discounted cash flow models or other valuation techniques that are believed to be used by market participants. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets or liabilities.

During 2012, we recorded a contingent consideration liability, in the form of earn-out payments, related to our acquisitions in the total amount of $2.1 million. The contingent consideration payments are based on achieving certain revenue results. The fair value of the liability was estimated using a discounted cash flow approach with significant inputs that are not observable in the market and thus represents a Level 3 fair value measurement. The significant inputs in the Level 3 measurement not supported by market activity included our assessments of expected future cash flows during the earn-out period related to the assets acquired, appropriately discounted considering the uncertainties associated with the obligation, and calculated based on estimated revenues in accordance with the terms of the agreement. At December 31, 2012, $0.05 million in earn-out had been paid.

The assumptions used in preparing the discounted cash flow analyses included estimates of interest rates and the timing and amount of incremental cash flows.

A reconciliation of the beginning and ending balance for the Level 3 measurement are as follows:

Balance at January 1, 2012	$—
Additions	2,049
Interest	32
Payments	(48)
Balance at December 31, 2012	$2,033

Book Overdrafts	12 Months Ended
Dec. 31, 2012
Book Overdrafts
Book Overdrafts

5.                          Book Overdrafts

The Company typically does not maintain cash balances at its principal bank under a policy whereby the net amount of collected balances and cleared checks is, at the Company’s option, applied to or drawn from our credit facility on a daily basis. Surgical Services will, at times, carry modest levels of cash.

Selected Financial Statement Information	12 Months Ended
Dec. 31, 2012
Selected Financial Statement Information
Selected Financial Statement Information

6.                          Selected Financial Statement Information

Property and Equipment

Our property and equipment at December 31, consists of the following:

(in thousands)	2012	2011

Medical Equipment	$547,497	$491,629
Less: Accumulated depreciation	(310,592)	(255,742)
Medical equipment, net	236,905	235,887

Leasehold improvements	12,072	11,181
Office equipment and vehicles	56,367	47,221
	68,439	58,402
Less: Accumulated depreciation and amortization	(38,345)	(29,942)
Property and office equipment, net	30,094	28,460

Total property and equipment, net	$266,999	$264,347

Property and equipment financed under capital leases, net	$14,698	$18,134

Goodwill and Other Intangible Assets

Our goodwill as of December 31, 2012 and 2011, by reporting segment, consist of the following:

	Medical	Technical and	Sales	Corporate
	Equipment	Professional	and	and
(in thousands)	Outsourcing	Services	Remarketing	Unallocated	Total

Balance at January 1, 2011	$205,953	$55,655	$18,603	$—	$280,211
Acquisitions of the former Emergent Group Inc.	39,686	—	—	—	39,686
Other acquisitions	6,014	—	—	—	6,014
Balance at December 31, 2011	251,653	55,655	18,603	—	325,911
Acquisitions	9,666	—	—	—	9,666
Balance at December 31, 2012	$261,319	$55,655	$18,603	$—	$335,577

Our other intangible assets as of December 31, 2012 and 2011 consist of the following:

	2012			2011
		Accumulated			Accumulated
(in thousands)	Cost	Amortization	Net	Cost	Amortization	Net

Finite-life intangibles
Customer relationship	$115,731	$(60,368)	$55,363	$108,269	$(49,032)	$59,237
Supply agreement	26,000	(13,655)	12,345	26,000	(10,750)	15,250
Technology databases	7,217	(7,127)	90	7,217	(6,471)	746
Non-compete agreements	780	(203)	577	230	(52)	178
Favorable lease agreements	134	(118)	16	134	(105)	29
Trade names	—	—	—	4,264	(4,264)	—
Total finite-life intangibles	149,862	(81,471)	68,391	146,114	(70,674)	75,440
Indefinite-life intangibles
Trade names	166,000	—	166,000	166,000	—	166,000
Total intangible assets	$315,862	$(81,471)	$234,391	$312,114	$(70,674)	$241,440

Total amortization expense related to intangible assets was approximately $15.1, $19.4 and $13.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, management performed its required annual testing of impairment of goodwill as well as indefinite-lived medical equipment outsourcing and technical and professional services trade names. Fair values were estimated using estimates, judgments, and assumptions (see Note 2, Significant Accounting Policies) that management believes were appropriate in the circumstances. There is no aggregate goodwill or intangible assets impairment for any of the periods presented in our consolidated financial statements.

During the fourth quarter of 2011, the Company implemented a rebranding strategy with respect to its laser surgical services business whereby the Company changed the legal name of PRI Medical Technologies, Inc. to UHS Surgical Services, Inc. and ceased using the PRI Medical trade name as of December 31, 2011 (see Note 3, Acquisitions). Accordingly, management determined in the fourth quarter of 2011 that it was appropriate to change the estimated remaining useful life of the PRI Medical trade name from 114 months to 3 months. As a result, the remaining book value of this trade name of $4.1 million was amortized during the fourth quarter of 2011.

At December 31, 2012, future estimated amortization expense related to intangible assets for each of the years ended December 31, 2013 to 2017 is estimated as follows:

(in thousands)

2013	$13,754
2014	12,835
2015	11,930
2016	10,805
2017	7,514

Future amortization expense is an estimate. Actual amounts may change due to additional intangible asset acquisitions, impairment, accelerated amortization or other events.

Dividend and Equity Distribution	12 Months Ended
Dec. 31, 2012
Dividend and Equity Distribution
Dividend and Equity Distribution

7.                                      Dividend and Equity Distribution

On June 8, 2011 the Company and Parent’s Boards of Directors declared a dividend of $0.12 per share to the Parent’s shareholders of record on June 10, 2011 and a $0.12 per share equity distribution to be paid to the holders of vested options on the Parent’s stock as of June 10, 2011, subject to the consummation of the note offering which occurred on June 17, 2011 (see Note 8, Long-term Debt), and payable on July 1, 2011.

Also on June 8, 2011, the Boards of Directors declared an equity distribution of $0.12 per option to holders of outstanding options on the Parent’s stock on June 10, 2011 that vested on December 31, 2011 and 2012 and are scheduled to vest on December 31, 2013, 2014, and 2015.

Our consolidated balance sheet as of December 31, 2012 and 2011 reflects the decrease in equity for dividends paid to Parent shareholders and distributions to vested option holders on July 1, 2011, December 31, 2011, and December 31, 2012, as well as estimated amounts to be paid to holders of options expected to vest on December 31, 2013 through 2015 based on an estimated option forfeiture rate of 2% annually. Our consolidated balance sheet also reflects the related current dividend payable and long-term dividend payable included in Payable to Parent.

During 2012, $0.2 million of dividend was forfeited and was recorded as a reduction to Payable to Parent and an increase to additional paid-in capital.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
Long-Term Debt

8.                                      Long-Term Debt

Long-term debt at December 31, consists of the following:

	December 31,	December 31,
(in thousands)	2012	2011
2012 notes	$425,000	$—
Floating rate notes	230,000	230,000
PIK toggle notes	—	405,000
Unamortized bond premium	—	3,433
Senior secured credit facility	28,000	14,500
Capital lease obligations	16,014	18,164
	699,014	671,097
Less: Current portion of long-term debt	(6,223)	(5,627)
Total long-term debt	$692,791	$665,470

2012 Notes. On August 7, 2012, we issued $425.0 million in aggregate principal amount of 7.625% Second Lien Senior Secured Notes (the “2012 Notes”) which mature on August 15, 2020.  All of the 2012 Notes were issued under an indenture dated as of August 7, 2012 (the “2012 Indenture”). The 2012 Indenture provides that the 2012 Notes are our second lien senior secured obligations and are fully and unconditionally guaranteed on a second lien senior secured basis by our existing and certain of our future 100%-owned domestic subsidiaries.

Interest on the 2012 Notes is payable, entirely in cash, semiannually, in arrears, on February 15 and August 15 of each year, beginning on February 15, 2013. We may redeem some or all of the 2012 Notes at the redemption prices set forth in the 2012 Indenture.  If we sell certain assets or undergo certain kinds of changes of control, we must offer to repurchase the 2012 Notes.

In connection with the issuance of the 2012 Notes, we entered into a registration rights agreement with the initial purchasers of the 2012 Notes.  On December 12, 2012, our Registration Statement on Form S-4, filed to register the exchange of the 2012 Notes for fully registered 2012 Notes, was declared effective by the SEC. The exchange offer expired on January 11, 2013 and on January 16, 2013 we completed an offer to exchange all of the then outstanding 2012 Notes for an equivalent amount of new 2012 Notes which have been registered under the Securities Act of 1933, as amended. We did not receive any additional proceeds from the exchange offer.

On February 12, 2013, the Company issued $220.0 million in aggregate principal amount of 7.625% Second Lien Senior Secured Notes due 2020 (the “New Notes”), which mature on August 15, 2020, as “additional notes” pursuant to the 2012 Indenture dated as of August 7, 2012. The New Notes were issued in a private placement, at a premium of 106.375% for an aggregate total of approximately $230.0 million in net proceeds and are subject to the same terms as the 2012 Notes under the 2012 Indenture. The premium is being amortized over the remaining life of the New Notes. The Company used the net proceeds from the sale of the New Notes to fund the redemption of all of its outstanding Floating Rate Notes. In connection with the issuance of the New Notes, the Company entered into a registration rights agreement with the initial purchasers of the New Notes.

Floating Rate Notes.  On May 31, 2007, we issued $230.0 million aggregate principal amount of floating rate notes (the “Floating Rate Notes”) under 2007 Indenture (see “2007 Indenture” below).  Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%.  At December 31, 2012, our LIBOR-based rate was 4.111%, which includes the credit spread noted above.  Interest on the Floating Rate Notes is payable semiannually, in arrears, on each June 1 and December 1. The Floating Rate Notes mature on June 1, 2015.

We may currently redeem some or all of the Floating Rate Notes at par plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed, subject to the rights of noteholders.

Upon the occurrence of a change of control, each holder of the Floating Rate Notes has the right to require us to repurchase some or all of such holder’s Floating Rate Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase.

Our Floating Rate Notes are subject to certain debt covenants which are described below under the heading “2007 Indenture.”

On March 14, 2013, the Company redeemed all of its outstanding Floating Rate Notes. The proceeds of the New Notes were used to fund the redemption.

PIK Toggle Notes. Our 8.50% / 9.25% PIK Toggle Notes due 2015 (the “PIK Toggle Notes”) consist of $230.0 million aggregate principal amount of PIK Toggle Notes issued on May 31, 2007 (the “Existing Notes”) and $175.0 million aggregate principal amount of PIK Toggle Notes issued on June 17, 2011 (the “Additional Notes”) for a total aggregate outstanding principal amount of $405.0 million. All of the PIK Toggle Notes were issued under a Second Lien Senior Indenture dated as of May 31, 2007 (the “2007 Indenture”).

Interest on the PIK Toggle Notes was payable semiannually in arrears on each June 1 and December 1. Beginning June 1, 2011, we were required to make all interest payments on the PIK Toggle Notes entirely as cash interest. Cash interest on the PIK Toggle Notes accrued at the rate of 8.50% per annum.

On July 24, 2012, we conducted a tender offer to purchase all $405.0 million of our outstanding PIK Toggle Notes. In conjunction with the tender offer, we also solicited consents from holders to proposed amendments to eliminate the right of the holders of the PIK Toggle Notes to benefit from substantially all of the restrictive covenants and certain event of default provisions in the 2007 Indenture with respect to the PIK Toggle Notes. On August 7, 2012 and August 21, 2012, we accepted for payment approximately $317.9 million or 78.48%, and $25,000 or 0.01%, respectively, of our outstanding PIK Toggle Notes. On August 7, 2012, we entered into a supplemental indenture governing our PIK Toggle Notes which effected the proposed amendments.  On September 5, 2012, we redeemed our remaining outstanding PIK Toggle Notes of $87.1 million. In connection with the redemption of our PIK Toggle Notes, we incurred $12.3 million of debt extinguishment expense which consisted of a call premium of $9.8 million and a credit of $2.9 million from the bond premium write-off related to the $175.0 million of Additional Notes and the write-off of unamortized deferred financing costs of $5.4 million.

Interest Rate Swap. In June 2007, we entered into an interest rate swap agreement for $230.0 million, which had the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to fixed interest rates. The effective date for the interest rate swap agreement was December 2007 and the agreement expired on June 1, 2012.

The interest rate swap agreement qualified for cash flow hedge accounting under ASC Topic 815, “Derivatives and Hedging”. Before its expiration on June 1, 2012, the fair value of the interest rate swap agreement was included as a cash flow hedge on our consolidated balance sheet in accordance with ASC Topic 815. The change in fair value was recorded as a component of accumulated other comprehensive loss on our consolidated balance sheet, net of tax, since the instrument was determined to be an effective hedge.

As a result of our interest rate swap agreement, the effective interest rate on our $230.0 million floating rate notes was 9.065% through June 1, 2012.

2007 Indenture. Our Floating Rate Notes are guaranteed, jointly and severally, on a second priority senior secured basis by our subsidiary Surgical Services and are similarly guaranteed by certain of our future domestic subsidiaries. The Floating Rate Notes are our second priority senior secured obligations and rank:

·                  equal in right of payment with all of our existing and future unsecured and unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral;

·                  senior in right of payment to all of our and our guarantor’s existing and future subordinated indebtedness;

·                  effectively junior to our senior secured credit facility and other obligations that are secured by first priority liens on the collateral securing the Floating Rate Notes or that are secured by a lien on assets that are not part of the collateral securing the Floating Rate Notes, in each case, to the extent of the value of such collateral or assets; and

·                  structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

The 2007 Indenture governing the Floating Rate Notes contains covenants that limit our and our guarantors’ ability, subject to certain definitions and exceptions, and certain of our future subsidiaries’ ability to:

·                  incur additional indebtedness;

·                  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

·                  issue redeemable stock or preferred stock;

·                  issue stock of subsidiaries;

·                  make certain investments;

·                  transfer or sell assets;

·                  create liens on our assets to secure debt;

·                  enter into transactions with affiliates; and

·                  merge or consolidate with another company.

The 2007 Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the 2007 Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the 2007 Indenture.

Senior Secured Credit Facility. On May 6, 2010, we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as administrative agent for the lenders, and the lenders party thereto, which amended and restated our senior secured credit facility dated as of May 31, 2007. We refer to the amended and restated senior secured credit facility as the “senior secured credit facility.” The senior secured credit facility is a first lien senior secured asset based revolving credit facility that is available for working capital and general corporate purposes, including permitted investments, capital expenditures and debt repayments, on a fully revolving basis, subject to the terms and conditions set forth in the credit documents in the form of revolving loans, swing line loans and letters of credit. The senior secured credit facility provides for financing of up to $195.0 million, subject to a borrowing base calculated on the basis of certain of our eligible accounts receivable, inventory and equipment. The maturity date of the facility is November 30, 2014.

On July 31, 2012, we entered into a Second Amended and Restated Credit Agreement with Bank of America, N.A., as agent for the lenders, and the lenders party thereto (the “Second Amended Credit Agreement”), which amended the senior secured credit facility originally dated as of May 31, 2007 and amended and restated as of May 6, 2010.  The Second Amended Credit Agreement increased the aggregate amount we  may obtain under revolving loans from $195.0 million to $235.0 million and extended the maturity date to the earliest of (i) July 31, 2017, (ii) 90 days prior to the maturity of the Second Lien Senior Secured Floating Rate Notes due 2015 or (iii) 90 days prior to the maturity of the 7.625% Second Lien Senior Secured Notes due 2020.  Our obligations under the Second Amended Credit Agreement are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent’s stock, any joint ventures and certain other exceptions.  Our obligations under the Second Amended Credit Agreement are unconditionally guaranteed by our parent, UHS Holdco, Inc. and our restricted subsidiaries.

As of December 31, 2012, we had $169.6 million of availability under the senior secured credit facility based on a borrowing base of $201.0 million less borrowings of $28.0 million and after giving effect to $3.4 million used for letters of credit.

The senior secured credit facility requires our compliance with various affirmative and negative covenants. Pursuant to the affirmative covenants, we and Parent agreed to, among other things, deliver financial and other information to the administrative agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the administrative agent and the lenders and maintain insurance.

Among other restrictions, and subject to certain definitions and exceptions, the senior secured credit facility restricts our ability to:

·                  incur indebtedness;

·                  create or permit liens;

·                  declare or pay dividends and certain other restricted payments;

·                  consolidate, merge or recapitalize;

·                  acquire or sell assets;

·                  make certain investments, loans or other advances;

·                  enter into transactions with affiliates;

·                  change our line of business; and

·                  enter into hedging transactions.

The senior secured credit facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $20.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the senior secured credit facility.

The senior secured credit facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents.  Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds.  If such a default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the senior secured credit facility.

Borrowings under the senior secured credit facility accrue interest (including a credit spread varying with facility usage):

·                  at a per annum rate equal to 1.00% - 1.50% above the rate equal to the greater of (i) the “federal funds rate” plus one-half of one percent (0.50%) per annum, (ii) the “prime rate” announced from time to time by the administrative agent for such day and (iii) the “Eurodollar rate” for a one month interest period as determined on such day, plus one percent (1.0%) payable quarterly in arrears; and

·                  at a per annum rate equal to 2.00% - 2.50% above the adjusted British Bankers Association Interest Settlement Rate for deposits in Dollars rate used by the administrative agent with a term equivalent to the selected interest rate period, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected, provided that for an interest rate period longer than three months, payable in arrears on the respective dates that fall every three months from the beginning of such interest rate period.

At December 31, 2012, we had $28.0 million of borrowings outstanding of which $22.0 million was accruing interest at a rate of 2.713%  and $6.0 million was accruing interest at the prime rate of 4.75%.

2012 Indenture. Our 2012 Notes are guaranteed, jointly and severally, on a second priority senior secured basis, by Surgical Services, and are also similarly guaranteed by certain of our future 100%-owned domestic subsidiaries. The 2012 Notes are our second priority senior secured obligations and rank (i) equal in right of payment with all of our existing and future unsubordinated indebtedness, including the Floating Rate Notes, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral; (ii) senior in right of payment to all of our and our guarantors’ existing and future subordinated indebtedness; (iii) effectively junior to our senior secured credit facility and other obligations that are secured by first priority liens on the collateral securing the Floating Rate Notes or that are secured by a lien on assets that are not part of the collateral securing the Floating Rate Notes, in each case, to the extent of the value of such collateral or assets; and (iv) structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

The 2012 Indenture governing the 2012 Notes contains covenants that limit our and our guarantors’ ability, subject to certain definitions and exceptions, and certain of our future subsidiaries’ ability to:

·                  incur additional indebtedness;

·                  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

·                  issue redeemable stock or preferred stock;

·                  issue stock of subsidiaries;

·                  make certain investments;

·                  transfer or sell assets;

·                  create liens on our assets to secure debt;

·                  enter into transactions with affiliates; and

·                  merge or consolidate with another company.

The 2012 Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the 2012 Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the 2012 Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the 2012 Indenture.

We were in compliance with all financial debt covenants for all years presented.

Redemption of 10.125% Senior Notes. On June 14, 2010, we redeemed, at par value plus accrued interest to the redemption date, all remaining notes of our 10.125% Senior Notes. The funds used to redeem our 10.125% Senior Notes were obtained from our senior secured credit facility. The 10.125% Senior Notes were redeemable, at our option, in whole or in part, at specified redemption prices (as defined) plus accrued interest to the date of redemption. The transaction resulted in a redemption price of $10.0 million of which $9.9 million related to principal and $0.1 million related to interest.

Maturities of Long-Term Debt. At December 31, 2012, maturities of long-term debt for each of our fiscal years ending December 31, 2013 to 2017 and thereafter, are estimated as follows:

(in thousands)
2013	$6,223
2014	4,080
2015	260,174
2016	1,382
2017	804
Thereafter	426,351
Total payments	$699,014

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

9.                          Commitments and Contingencies

Rental expenses were approximately $10.6, $10.3 and $8.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012, the Company was committed under various non-cancellable operating leases for its district, corporate and other operating locations with annual rental commitments for each of the years ending December 31, 2013 to 2017 and thereafter of the following:

(in thousands)

2013	$7,076
2014	6,747
2015	5,864
2016	5,048
2017	4,181
Thereafter	13,039
$41,955

The Company, from time to time, may become involved in litigation arising out of operations in the normal course of business. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable.

On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas, alleging violation of state and federal antitrust laws, tortious interference with business relationships, business disparagement and common law conspiracy in connection with the biomedical equipment rental market. Freedom Medical, Inc. sought unspecified damages and injunctive relief. We sought coverage for the Freedom Medical, Inc. lawsuit from a number of our insurance carriers.  On December 30, 2011, two of the insurance carriers, Lexington Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa., served us with a Minnesota state court complaint seeking a declaration that they have no obligation to cover certain claims of Freedom Medical, Inc.’s lawsuit.   On January 11, 2012, we filed our own suit, venued in Texas state court, against all of the carriers currently implicated by Freedom Medical, Inc.’s allegations.  This action sought, among other things, a declaration of coverage as to Freedom Medical, Inc.’s suit.  On September 20, 2012, the parties settled all claims asserted in these three actions.  The settlement did not have a material effect on the financial position, results of operations, or cash flows of the Company.  On September 26, 2012, the U.S. District Court for the Eastern District of Texas dismissed the Freedom Medical, Inc. lawsuit with prejudice.  The coverage actions were dismissed with prejudice on November 5, 2012 and November 15, 2012, in the district courts in Hennepin County, Minnesota and Harris County, Texas, respectively.

The Company, in the ordinary course of business, could be subject to liability claims related to employees and the equipment that it rents and services. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable. While the ultimate resolution of these actions may have an impact on the Company’s financial results for a particular reporting period, management believes that any such resolution would not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

As of December 31, 2012, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material adverse effect on our operating results, financial position or cash flows.

Shareholder's Equity	12 Months Ended
Dec. 31, 2012
Shareholder's Equity
Shareholder's Equity

10.                   Shareholder’s Equity

Common Stock

The Company has authorized and issued 1,000 shares of common stock with a par value of $0.01 per share.

Accumulated Other Comprehensive Loss

	December 31,	December 31,
(in thousands)	2012	2011
Unrealized loss on minimum pension liability adjustment, net of tax	$(9,086)	$(8,940)
Unrealized loss on cash flow hedge, net of tax	—	(2,887)
Accumulated Other Comprehensive Loss	$(9,086)	$(11,827)

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

11.                   Stock-Based Compensation

The 2007 Stock Option Plan provides for the issuance of 43.9 million nonqualified stock options of Parent to any of its and Parent’s executives, other key employees and to consultants and certain non-employee directors. The options allow for the purchase of shares of common stock of Parent at prices equal to the stock’s fair market value at the date of grant.

Options granted have a ten-year contractual term and vest over approximately six years. For option grants to its employees, half of the options have fixed vesting schedules and the other half of the options vest upon the achievement of established performance targets, though options subject to performance targets were amended on August 11, 2010 (see “Amendment to Vesting Provisions of Options Agreements” below). For option grants to its directors, all of the options vest on a fixed schedule. The shares issued to a grantee upon the exercise of such grantee’s options will be subject to certain restrictions on transferability as provided in the 2007 Stock Option Plan. Grantees are subject to non-competition, non-solicitation and confidentiality requirements as set forth in their respective stock option grant agreements. Forfeited options are available for future issue.

A summary of the status of Parent’s 2007 Stock Option Plan as of and for the years ended December 31, 2012, 2011 and 2010 is detailed below:

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8
Granted	—	—
Exercised	(41)	1.00	$29
Forfeited or expired	(1,287)	1.11

Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7

Granted	6,403	1.40
Exercised	(150)	1.00	$60
Forfeited or expired	(7,780)	1.04

Outstanding at December 31, 2012	36,668	$1.12	$11,253	5.6

Exercisable at December 31, 2012	29,752	$1.04	$11,043	4.8

Remaining authorized options available for issue	7,019

The exercise price of the stock option award is equal to the market value of Parent’s common stock on the grant date as determined reasonably and in good faith by the Parent’s Board of Directors and compensation committee. The exercise price of options issued during the years ended December 31, 2012, 2011 and 2010 was determined through a variety of factors including peer group multiples, merger and acquisition multiples, and discounted cash flow analyses.

The intrinsic value of a stock award is the amount by which the market value of the underlying stock exceeds the exercise price of the award.

We determine the fair value of options using the Black-Scholes option pricing model. The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options’ vesting periods. The range of assumptions in the table below was used to determine the Black-Scholes fair value of stock options amended on August, 11, 2010 or granted during the years ended December 31, 2010 and December 31, 2012. There were no options granted during the year ended December 31, 2011.

	Year Ended December 31,
	2012	2011	2010
Risk-free interest rate	0.94%	N/A	0.73%-3.08%
Expected volatility	36.0%	N/A	31.9%-38.1%
Dividend yield	N/A	N/A	N/A
Expected option life (years)	6.75	N/A	3.9-6.6
Black-Scholes Value of options	$0.53	N/A	$0.72-$1.03

Expected volatility is based on an independent valuation of the stock of companies within our peer group. Given the lack of a true comparable company, the peer group consists of selected public health care companies representing our suppliers, customers and competitors within certain product lines. The risk free-interest rate is based on the U.S. Treasury yield curve in effect at the grant date based on the expected option life. The expected option life represents the result of the “simplified” method applied to “plain vanilla” options granted during the period, as provided within ASC Topic 718, “Compensation - Stock Compensation.” Parent used the simplified method as Parent does not have sufficient historical exercise experience to provide a basis upon which to estimate the expected term.

Amendment to Vesting Provisions of Option Agreements

On August 11, 2010, the compensation committee of our Board of Directors recommended, and the Board of Directors (the “Parent Board”) of UHS Holdco, Inc. approved, an amendment (the “Amendment”) to the vesting provisions contained in all outstanding option agreements of participants in the 2007 Stock Option Plan who were employed by Parent or us as of the effective date of the Amendment, or served on our Board of Directors through that date.  Performance vesting options granted under the original terms of the 2007 Stock Option Plan vested over a six-year period with one-sixth vesting on December 31 of each year of the six-year period, subject to the option holder not ceasing employment with Parent or us, and prior to the effectiveness of the Amendment, subject to our attainment of either an adjusted EBITDA target for current fiscal year, or an aggregate adjusted EBITDA target calculated in each subsequent fiscal year, as provided in the respective form of option agreement.  The Amendment, among other things, did away with the requirement that the EBITDA-based performance objectives be achieved in order for performance vesting options to vest, in effect providing for time-based vesting of these options rather than performance vesting.  The Amendment did not change the number of options granted, the strike price, or any continued service requirements.  The Amendment also provided for the acceleration of vesting, for 2007 Stock Option Plan participants who were employed by Parent or us as of the effective date of the Amendment and who were granted options prior to December 31, 2009, of options (the “Accelerated Options”) to purchase approximately 2,996,000 shares of common stock of Parent that were eligible for vesting on December 31, 2009, but did not vest because we did not achieve the applicable adjusted EBITDA target for the fiscal year ended December 31, 2009.  At the time vesting was accelerated, the Accelerated Options remained eligible for vesting in future years based on our achievement of an aggregate adjusted EBITDA target.  Except as described above, all other terms and conditions applicable to the Accelerated Options remain in effect. The Amendment also amended the provisions relating to time vesting options granted under the 2007 Stock Option Plan to achieve greater consistency between the treatment of these options and the treatment of performance vesting options in the event of a sale of substantially all of the assets of Parent or us.

The Parent Board authorized the Amendment in an effort to ensure that Parent continues to provide long-term incentives that drive core operating performance, while creating a meaningful retention benefit.

Aggregate performance vesting options affected by the Amendment, including the Accelerated Options, are detailed below by original grant date:

Summary of Performance Vesting Options

(in thousands)

Grant Date	Performance Options Outstanding at August 10, 2010	Vested Performance Options Outstanding at August 10, 2010 (Prior to Amendment)	Options Affected by Amendment (1)	Accelerated Options (2)
July 18, 2007	17,109	5,707	11,402	2,850
December 3, 2007	283	48	235	47
April 1, 2008	28	5	23	5
April 1, 2009	564	—	564	94
April 13, 2010 (3)	707	—	707	N/A
Total	18,691	5,760	12,931	2,996

(1) Includes Accelerated Options

(2) Accelerated Options vesting on August 11, 2010

(3) Options issued subsequent to December 31, 2009 were not affected by the accelerated vesting

An aggregate of approximately 2,996,000 options vested on August 11, 2010 as a result of the Parent Board’s acceleration of vesting performance vesting options.  The remaining unvested options affected by the Amendment will vest and become exercisable on each December 31, in accordance with the vesting schedule provided in the option agreements, through the remaining term of the applicable option.

Although Parent grants the stock options, the Company recognizes compensation expense related to these options since the services are performed for its benefit. For the years ended December 31, 2012, 2011 and 2010, we recognized non-cash stock compensation expense of $4.0, $4.3 and $7.3 million, respectively, which is primarily included in selling, general and administrative expenses.

At December 31, 2012, unearned non-cash stock-based compensation related to our options, that we expect to recognize as expense over a weighted average period of 2.6 years, totals approximately $3.7 million, net of our estimated forfeiture rate of 2.0%. The expense could be accelerated upon the sale of Parent or the Company.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

12.                   Related Party Transactions

Management Agreement

On May 31, 2007, we and IPC entered into a professional services agreement pursuant to which general advisory and management services are provided to us with respect to financial and operating matters. IPC is an owner of Parent, and the following members of our Board of Directors are associated with IPC: Michael Feiner, Robert Juneja and Bret Bowerman. In addition, David Crane, a director, provides consulting services to IPC. The professional services agreement requires us to pay an annual fee for ongoing advisory and management services equal to the greater of $0.5 million or 0.75% of our Adjusted EBITDA (as defined in the professional services agreement) for the immediately preceding fiscal year, payable in quarterly installments. The professional services agreement provides that IPC will be reimbursed for its reasonable out-of-pocket expenses in connection with certain activities undertaken pursuant to the professional services agreement and will be indemnified for liabilities incurred in connection with its role under the professional services agreement, other than for liabilities resulting from its gross negligence or willful misconduct. The term of the professional services agreement commenced on May 31, 2007 and will remain in effect unless and until either party notifies the other of its desire to terminate, we are sold to a third-party purchaser or we consummate a qualified initial public offering, as defined in the professional services agreement. Total professional services agreement fees incurred to IPC were $1.1, $0.9 and $0.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

2007 Stock Option Plan

Parent established the 2007 Stock Option Plan. Compensation expense related to service provided by the Company’s employees is recognized in the accompanying consolidated statements of operations with an offsetting Payable to Parent liability, which is not expected to be settled within the next twelve months.

Business Relationship

In the ordinary course of business, we entered into an operating lease for our Minneapolis, Minnesota district office with Ryan Companies US, Inc. (“Ryan”), which began on May 1, 2007. On November 29, 2007, we added a new member to our Board of Directors who is also a director of Ryan. During the years ended December 31, 2012, 2011 and 2010, we made rent payments to a Ryan affiliate totaling $0.3, $0.3 and $0.4 million respectively.

In the ordinary course of business, we entered into engagement letters with CTPartners, LLC (“CTPartners”) in September of 2012 and January of 2013 to conduct searches for certain executive positions.  One member of our board of directors, Michael Feiner, is also a director of CTPartners.  Pursuant to these engagement letters, we made payments to CTPartners totalling approximately $0.3 million during 2012.

The Company believes that the aforementioned arrangements and relationships were provided in the ordinary course of business at prices and on terms similar to those that would result from arm’s length negotiation between unrelated parties.

Limited Liability Companies	12 Months Ended
Dec. 31, 2012
Limited Liability Companies
Limited Liability Companies

13.                   Limited Liability Companies

We participate with others in the formation of limited liability companies (“LLCs”) in which Surgical Services becomes a partner and shares the financial interest with the other investors. Surgical Services is the primary beneficiary of these LLCs. These LLCs acquire certain medical equipment for use in their respective business activities, which generally focus on surgical procedures. The LLCs will acquire medical equipment for rental purposes under equipment financing leases. At December 31, 2012, the LLCs had approximately $0.8 million of total assets. The third party investors in each respective LLC generally provide the lease financing company with individual proportionate lease guarantees based on their respective ownership percentages in the LLCs. In addition, Surgical Services will provide such financing companies with its corporate guarantee based on its respective ownership interest in each LLC. In certain instances, Surgical Services has provided such financing companies with an overall corporate guarantee in connection with equipment financing transactions. In such instances, the individual investors in each respective LLC will generally indemnify us against losses, if any, incurred in connection with its corporate guarantee. Additionally, we provide operational and administrative support to the LLCs in which it is a partner. As of December 31, 2012, we held interests in six active LLCs.

In accordance with guidance issued by the FASB, we accounted for equity investments in LLCs (in which we are the primary beneficiary) under the full consolidation method whereby transactions between Surgical Services and the LLCs have been eliminated through consolidation.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

14.                               Employee Benefit Plans

ASC Topic 718, “Compensation — Retirement Benefits” requires employers to recognize the under- funded or over funded status of a defined benefit post retirement plan as an asset or liability in its statements of financial position and to recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income. Additionally, ASC Topic 718 requires employers to measure the funded status of a plan as of the date of its year-end statement of financial position.

Pension plan benefits are to be paid to eligible employees after retirement based primarily on years of credited service and participants’ compensation. The Company uses a December 31 measurement date. Effective December 31, 2002, the Company froze the benefits under the pension plan. The change in benefit obligation, pension plan assets and funded status as of and for the years ended December 31, 2012 and 2011 are as follows:

Change in Benefit Obligation
(in thousands)	2012	2011
Benefit obligations at beginning of year	$23,846	$20,489
Interest cost	1,077	1,095
Actuarial loss	1,707	2,995
Benefit paid	(750)	(733)
Benefit obligations at end of year	$25,880	$23,846

Change in Plan Assets
(in thousands)	2012	2011
Fair value of plan assets at beginning of year	$14,041	$14,059
Actual gain (loss) on plan assets	2,154	(260)
Benefits paid	(750)	(733)
Employer contribution	1,595	975
Fair value of plan assets at end of year	$17,040	$14,041

Funded Status
(in thousands)	2012	2011
Funded status	$(8,840)	$(9,805)
Unrecognized net actuarial loss/accumulated other comprehensive loss	11,512	11,365
Net amount recognized	$2,672	$1,560

A summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets at December 31, are as follows:

(in thousands)	2012	2011
Projected benefit obligation	$25,880	$23,846
Accumulated benefit obligation (“ABO”)	25,880	23,846
Fair value of plan assets	17,040	14,041
ABO less fair value of plan assets	8,840	9,805

Amounts recognized in the consolidated balance sheets at December 31, are as follows:

(in thousands)	2012	2011
Current Liabilities	$660	$1,595
Noncurrent Liabilities	8,180	8,210
Total Amount Recognized	$8,840	$9,805

Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31,
(in thousands)	2012	2011	2010
Interest cost	$1,077	$1,095	$1,088
Expected return on plan assets	(1,278)	(1,234)	(1,218)
Recognized net actuarial cost	685	353	154
Net periodic benefit cost	$484	$214	$24

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2012	2011	2010
Beginning of year	$(11,365)	$(7,230)	$(6,365)
Net actuarial losses	(832)	(4,488)	(1,019)
Amortization of net gains	685	353	154
Change in accumulated other comprehensive loss	$(11,512)	$(11,365)	$(7,230)

Pension Plan Assets

Our target pension plan asset allocation and actual pension plan allocation of assets at December 31, are as follows:

	Allocation	2012	2011
Asset Category
Equity securities	70%	71%	73%
Debt securitites and cash	30	29	27
	100%	100%	100%

The pension plan assets are invested with the objective of maximizing long-term returns while minimizing material losses in order to meet future benefit obligations when they come due.

The Company utilizes an investment approach with a mix of equity and debt securities used to maximize the long-term return on assets. Risk tolerance is established through consideration of pension plan liabilities, funded status and corporate financial condition. The investment portfolio consists of a diversified blend of mutual funds and fixed-income investments. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews and annual asset and liability reviews.

Fair Value Measurement

The following table presents our plan assets using the fair value hierarchy as of December 31, 2012 and 2011.

Fair Value Measurement
(in thousands)	2012	2011
Level 1
Equity securities	$12,113	$10,205
Debt securities and cash	4,927	3,836
Level 2	—	—
Level 3	—	—
	$17,040	$14,041

Investments in Equity and Debt Securities are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices. These investments are classified as Level 1.

Contributions

The Company contributed $1.6, $1.0 and $0.9 million to the pension plan during the years ended December 31, 2012, 2011 and 2010, respectively. The Company expects to make contributions of approximately $0.7 million in 2013.

Estimated Future Benefit Payments

The following benefit payments are expected to be paid:

(in thousands)
2013	$843
2014	890
2015	939
2016	1,002
2017	1,076
2018 to 2022	6,243

Pension Plan Assumptions

The following weighted-average assumptions were used as of each of the years ended December 31, as follows:

	2012	2011	2010
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	4.09%	4.67%	5.92%
Expected return on assets	8.00%	8.00%	8.00%

Weighted-average actuarial assumptions used to determine net periodic benefit cost:
Discount rate	4.67%	5.42%	5.92%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A

These assumptions are reviewed on an annual basis. In determining the expected return on asset assumption, the Company evaluates the long-term returns earned by the pension plan, the mix of investments that comprise pension plan assets and forecasts of future long-term investment returns.

Other Employee Benefits

The Company also sponsors a defined contribution plan, which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”) and covers substantially all of the Company’s employees. Employees may contribute annually up to 60% of their base compensation on a pre-tax basis (subject to Internal Revenue Service limitation). The company matching contribution is 50% of the first 6% of base compensation that an employee contributes. We made matching contributions to the plan of approximately $1.8, $1.4 and $1.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company is self-insured for employee health care up to $140,000 per member per plan year and aggregate claims up to 125% of expected claims per plan year. Also, the Company purchases workers’ compensation and automobile liability coverage with related deductibles. The Company is liable for up to $250,000 per individual workers’ compensation claim and up to $250,000 per accident for automobile liability claims. Self-insurance and deductible costs are included in other accrued expenses in the consolidated balance sheets and are accrued based upon the aggregate of the liability for reported claims and an actuarially determined estimated liability for claims development and incurred but not reported.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

15.      Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended December 31,
(in thousands)	2012	2011	2010
Current - State	$471	$385	$291
Deferred	(3,040)	(8,728)	1,401
	$(2,569)	$(8,343)	$1,692

Reconciliations between the Company’s effective income tax rate and the U.S. statutory rate follow:

	Year Ended December 31,
	2012	2011	2010
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(2.9)	(3.4)	(4.0)
Valuation allowance	29.3	5.8	42.2
Permanent items	0.8	2.3	1.0
Deferred item adjustments	0.9	2.7	2.0
Effective income tax rate	(6.9)%	(27.6)%	6.2%

The components of the Company’s overall deferred tax assets and liabilities at December 31 are as follows:

(in thousands)	2012	2011
Deferred tax assets
Accounts receivable	$790	$753
Accrued compensation and pension	11,170	8,593
Inventories	999	494
Other assets	1,015	2,263
Unrealized loss on cash flow hedge	—	1,868
Unrealized loss on pension	4,522	4,464
Net operating loss carryforwards	72,317	62,577
Deferred tax assets	90,813	81,012
Valuation allowance	(25,800)	(15,052)
Total deferred tax assets	65,013	65,960

Deferred tax liabilities
Accelerated depreciation and amortization	(129,590)	(128,503)
Prepaid assets	(849)	(786)
Total deferred tax liabilities	(130,439)	(129,289)

Net deferred tax liabilities	$(65,426)	$(63,329)

At December 31, 2012, the Company had available unused federal net operating loss carryforwards of approximately $184.3 million. The net operating loss carryforwards will expire at various dates from 2019 through 2033.

We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we established a valuation allowance of $12.0 million during 2010 to recognize this uncertainty. The 2011 acquisitions of the stock of Emergent Group and the stock of a surgical laser equipment service provider resulted in the recording of larger deferred tax liabilities than deferred tax assets on the opening balance sheets for each acquisition.  This was due to deferred tax liabilities that were recorded for intangible and fixed assets.  Together, each of these discrete events, at the date of acquisition, had the effect of reducing our valuation allowance by approximately $9.0 million, although this amount was offset by approximately $12.0 million of additional valuation allowance resulting from year-to-date losses. Our January 3, 2012 acquisition resulted in the recording of deferred tax liabilities on the opening balance sheet due to higher book than tax basis for fixed assets and amortizable intangible assets.   This discrete event had the one-time effect of reducing our valuation allowance by approximately $3.4 million on that date, though this amount was offset by approximately $14.1 million of additional valuation allowance resulting from year-to-date losses. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

Under the Code, certain corporate stock transactions into which the Company has entered or may enter in the future could limit the amount of net operating loss carryforwards which may be utilized on an annual basis to offset taxable income in future periods.

ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Our evaluation was performed for the tax years ended December 31, 2012, 2011 and 2010, which are the tax years that remain subject to examination by major tax jurisdictions as of December 31, 2012.

A reconciliation of the beginning and ending amount of unrecognized tax benefit for the years ended December 31, 2012, 2011 and 2010:

(in thousands)
Unrecognized tax benefits balance at January 1, 2010	$2,100
Gross increases for tax positions in 2010	—
Unrecognized tax benefits balance at December 31, 2010	2,100
Gross increases for tax positions in 2011	1,653
Unrecognized tax benefits balance at December 31, 2011	3,753
Gross increases for tax positions in 2012	45
Unrecognized tax benefits balance at December 31, 2012	$3,798

Included in the unrecognized tax benefits as of December 31, 2012 are $3.1 million of tax benefits that, if recognized, would decrease the effective tax rate. The current year decrease was related to the expiration of applicable statute of limitations. The effect of current year decrease was offset by an increase to the valuation allowance.

Consolidating Financial Statements	12 Months Ended
Dec. 31, 2012
Consolidating Financial Statements
Consolidating Financial Statements

16.      Consolidating Financial Statements

In accordance with the provisions of the 2007 Indenture and the 2012 Indenture, as a 100%-owned subsidiary of UHS, Surgical Services has jointly and severally guaranteed all the Company’s Obligations (as defined in each of the 2007 Indenture and the 2012 Indenture) on a full and unconditional basis. Consolidating financial information of UHS and the guarantors is presented on the following pages.

Universal Hospital Services, Inc.

Consolidating Balance Sheets

(in thousands, except share and per share  information)

	December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated

Assets
Current assets:
Accounts receivable, less allowance for doubtful accounts	$60,805	$7,673	$—	$68,478
Due from affiliates	25,138	—	(25,138)	—
Inventories	5,771	3,097	—	8,868
Deferred income taxes, net	2,581	1,029	—	3,610
Other current assets	4,015	265	—	4,280
Total current assets	98,310	12,064	(25,138)	85,236

Property and equipment, net:
Medical equipment, net	222,045	14,860	—	236,905
Property and office equipment, net	28,250	1,844	—	30,094
Total property and equipment, net	250,295	16,704	—	266,999

Other long-term assets:
Goodwill	283,141	52,436	—	335,577
Investment in subsidiary	54,906	—	(54,906)	—
Other intangibles, net	211,999	22,392	—	234,391
Other, primarily deferred financing costs, net	14,876	334	—	15,210
Total assets	$913,527	$103,930	$(80,044)	$937,413

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$5,038	$1,185	$—	$6,223
Book overdrafts	3,644	261	—	3,905
Due to affiliates	—	25,138	(25,138)	—
Accounts payable	20,083	5,953	—	26,036
Accrued compensation	15,005	1,951	—	16,956
Accrued interest	13,845	—	—	13,845
Dividend payable	88	—	—	88
Other accrued expenses	9,782	1,859	—	11,641
Total current liabilities	67,485	36,347	(25,138)	78,694

Long-term debt, less current portion	691,565	1,226	—	692,791
Pension and other long-term liabilities	12,679	1,698	—	14,377
Payable to Parent	21,640	—	—	21,640
Deferred income taxes, net	59,627	9,409	—	69,036

Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,481	60,019	(60,019)	214,481
Accumulated deficit	(139,751)	(5,113)	—	(144,864)
Accumulated loss in subsidiary	(5,113)	—	5,113	—
Accumulated other comprehensive loss	(9,086)	—	—	(9,086)
Total Universal Hospital Services, Inc. equity	60,531	54,906	(54,906)	60,531
Non controlling interest	—	344	—	344
Total equity	60,531	55,250	(54,906)	60,875
Total liabilities and equity	$913,527	$103,930	$(80,044)	$937,413

Universal Hospital Services, Inc.

Consolidating Balance Sheets

(in thousands, except share and per share  information)

	December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from affiliates	3,089	—	(3,089)	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes, net	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392
Total current assets	86,048	9,169	(3,089)	92,128

Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460
Total property and equipment, net	255,350	8,997	—	264,347

Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106
Total assets	$919,276	$78,959	$(61,303)	$936,932

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Due to affiliates	—	3,089	(3,089)	—
Accounts payable	27,131	1,507	—	28,638
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	11,509	1,564	—	13,073
Total current liabilities	67,054	9,021	(3,089)	72,986

Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes, net	65,425	7,864	—	73,289

Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated loss in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)
Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801
Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187
Total liabilities and equity	$919,276	$78,959	$(61,303)	$936,932

Universal Hospital Services, Inc.

Consolidating Statements of Operations

(in thousands)

`	Year Ended December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$252,533	$50,185	$—	$302,718
Technical and professional services	82,236	—	—	82,236
Medical equipment sales and remarketing	30,372	—	—	30,372
Total revenues	365,141	50,185	—	415,326

Cost of Revenue
Cost of medical equipment outsourcing	82,907	27,845	—	110,752
Cost of technical and professional services	62,428	—	—	62,428
Cost of medical equipment sales and remarketing	23,641	—	—	23,641
Medical equipment depreciation	65,776	4,985	—	70,761
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	234,752	32,830	—	267,582
Gross margin	130,389	17,355	—	147,744

Selling, general and administrative	91,230	18,017	—	109,247
Restructuring, acquisition and integration expenses	6,665	809	—	7,474
Operating income (loss)	32,494	(1,471)	—	31,023

Equity in earnings of subsidiary	(2,554)	—	2,554	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	53,704	1,993	—	55,697
(Loss) income before income taxes and non controlling interest	(36,103)	(3,464)	2,554	(37,013)

Benefit for income taxes	(1,659)	(910)	—	(2,569)
Consolidated net loss before non controlling interest	(34,444)	(2,554)	2,554	(34,444)
Net income attributable to non controlling interest	—	754	—	754
Net loss attributable to Universal Hospital Services, Inc.	$(34,444)	$(3,308)	$2,554	$(35,198)

Universal Hospital Services, Inc.

Consolidating Statements of Operations

(in thousands)

	Year Ended December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$250,489	$25,421	$—	$275,910
Technical and professional services	54,058	—	—	54,058
Medical equipment sales and remarketing	25,188	—	—	25,188
Total revenues	329,735	25,421	—	355,156

Cost of Revenue
Cost of medical equipment outsourcing	84,030	13,673	—	97,703
Cost of technical and professional services	40,518	—	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	—	19,734
Medical equipment depreciation	65,928	2,104	—	68,032
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	210,210	15,777	—	225,987
Gross margin	119,525	9,644	—	129,169

Selling, general and administrative	91,258	9,690	—	100,948
Acquisition and integration expenses	1,802	1,681	—	3,483
Operating income	26,465	(1,727)	—	24,738

Equity in earnings of subsidiary	(1,354)	—	1,354	—
Interest expense	54,779	241	—	55,020
(Loss) income before income taxes and non controlling interest	(29,668)	(1,968)	1,354	(30,282)

Benefit for income taxes	(7,729)	(614)	—	(8,343)
Consolidated net loss before non controlling interest	(21,939)	(1,354)	1,354	(21,939)
Net income attributable to non controlling interest	451	451	(451)	451
Net loss attributable to Universal Hospital Services, Inc.	$(22,390)	$(1,805)	$1,805	$(22,390)

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

	Year Ended December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Consolidated net loss	$(34,444)	$(2,554)	$2,554	$(34,444)
Other comprehensive income:
Loss on minimum pension liability, net of tax	(146)	—	—	(146)
Gain on cash flow hedge, net of tax	2,887	—	—	2,887
Total other comprehensive income	2,741	—	—	2,741
Comprehensive loss	(31,703)	(2,554)	2,554	(31,703)
Comprehensive income attributable to non controlling interest	—	754	—	754
Comprehensive loss attributable to Universal Hospital Services, Inc.	$(31,703)	$(3,308)	$2,554	$(32,457)

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

	Year Ended December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Consolidated net loss	$(21,939)	$(1,354)	$1,354	$(21,939)
Other comprehensive income (loss):
Loss on minimum pension liability, net of tax	(4,136)	—	—	(4,136)
Gain on cash flow hedge, net of tax	7,088	—	—	7,088
Total other comprehensive income	2,952	—	—	2,952
Comprehensive loss	(18,987)	(1,354)	1,354	(18,987)
Comprehensive income attributable to non controlling interest	451	451	(451)	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	$(19,438)	$(1,805)	$1,805	$(19,438)

Universal Hospital Services, Inc.

Consolidating Statements of Cash Flows

(in thousands)

	Year Ended December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(34,444)	$(2,554)	$2,554	$(34,444)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	76,039	5,591	—	81,630
Amortization of intangibles, deferred financing costs and bond premium	15,019	3,228	—	18,247
Non-cash write off of deferred financing cost	2,541	—	—	2,541
Equity in earnings of subsidiary	2,554	—	(2,554)	—
Tender premium for purchase of notes	9,798	—	—	9,798
Provision for doubtful accounts	977	133	—	1,110
Provision for inventory obsolescence	324	149	—	473
Non-cash stock-based compensation expense - net	3,305	62	—	3,367
Non-cash gain on trade-in of recalled equipment	(15,872)	—	—	(15,872)
Gain on sales and disposals of equipment	(1,754)	(46)	—	(1,800)
Deferred income taxes	(503)	(2,537)	—	(3,040)
Changes in operating assets and liabilities:
Accounts receivable	3,116	(622)	—	2,494
Due from (to) affiliates	(21,832)	21,832	—	—
Inventories	(1,414)	(907)	—	(2,321)
Other operating assets	422	39	—	461
Accounts payable	(1,916)	(102)	—	(2,018)
Other operating liabilities	12,847	(942)	—	11,905
Net cash provided by operating activities	49,207	23,324	—	72,531
Cash flows from investing activities:
Medical equipment purchases	(54,217)	(4,314)	—	(58,531)
Property and office equipment purchases	(7,190)	(169)	—	(7,359)
Proceeds from disposition of property and equipment	6,638	73	—	6,711
Acquisitions, net of cash acquired	(436)	(13,982)	—	(14,418)
Net cash used in investing activities	(55,205)	(18,392)	—	(73,597)
Cash flows from financing activities:
Proceeds under senior secured credit facility	116,500	—	—	116,500
Payments under senior secured credit facility	(103,000)	—	—	(103,000)
Payments of principal under capital lease obligations	(4,980)	(1,395)	—	(6,375)
Purchase of refinanced bonds	(405,000)	—	—	(405,000)
Payments on acquired debt	—	(4,163)	—	(4,163)
Proceeds from issuance of bonds	425,000	—	—	425,000
Distributions to non controlling interests	—	(796)	—	(796)
Proceeds from exercise of parent company stock options	150	—	—	150
Dividend and equity distribution payments	(1,393)	—	—	(1,393)
Tender premium for purchase of notes	(9,798)	—	—	(9,798)
Payment of deferred financing costs	(11,511)	—	—	(11,511)
Change in book overdrafts	30	261	—	291
Net cash provided by (used in) financing activities	5,998	(6,093)	—	(95)
Net change in cash and cash equivalents	—	(1,161)	—	(1,161)

Cash and cash equivalents at the beginning of period		1,161	—	1,161
Cash and cash equivalents at the end of period	$—	$—	$—	$—

Universal Hospital Services, Inc.

Consolidating Statements of Cash Flows

(in thousands)

	Year Ended December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,585)	$(1,354)	$—	$(21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	75,004	2,244	—	77,248
Amortization of intangibles, deferred financing costs and bond premium	15,964	6,036	—	22,000
Provision for doubtful accounts	907	(8)	—	899
Provision for inventory obsolescence	134	—	—	134
Non-cash stock-based compensation expense	4,276	—	—	4,276
Non-cash gain on trade-in of recalled equipment	(13,710)	—	—	(13,710)
Loss (gain) on sales and disposals of equipment	(1,902)	6	—	(1,896)
Deferred income taxes	(7,342)	(1,386)	—	(8,728)
Changes in operating assets and liabilities:
Accounts receivable	(5,843)	(827)	—	(6,670)
Due from (to) affiliates	(3,089)	3,089	—	—
Inventories	(53)	(20)	—	(73)
Other operating assets	(715)	899	—	184
Accounts payable	4,772	(597)	—	4,175
Other operating liabilities	899	892	—	1,791
Net cash provided by operating activities	48,717	8,974	—	57,691
Cash flows from investing activities:
Medical equipment purchases	(75,747)	(1,814)	—	(77,561)
Property and office equipment purchases	(9,488)	(69)	—	(9,557)
Proceeds from disposition of property and equipment	3,864	5	—	3,869
Acquisitions, net of cash acquired	(66,519)	(4,931)	1,480	(69,970)
Net cash used in investing activities	(147,890)	(6,809)	1,480	(153,219)
Cash flows from financing activities:
Proceeds under senior secured credit facility	166,250	—	—	166,250
Payments under senior secured credit facility	(204,650)	—	—	(204,650)
Payments of principal under capital lease obligations	(4,267)	(1,568)	—	(5,835)
Payoff of acquired debt	—	(472)	—	(472)
Payment of deferred financing costs	(4,458)	—	—	(4,458)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Accrued interest paid to bondholders	(661)	—	—	(661)
Distributions to non controlling interests	—	(451)	—	(451)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of Parent company stock options	41	—	—	41
Dividend and equity distribution payments	(32,729)	—	—	(32,729)
Change in book overdrafts	48	—	—	48
Net cash provided by (used in) financing activities	99,173	(2,484)	—	96,689
Net change in cash and cash equivalents	—	(319)	1,480	1,161

Cash and cash equivalents at the beginning of period		1,480	(1,480)	—
Cash and cash equivalents at the end of period	$—	$1,161	$—	$1,161

Securityholders Agreement	12 Months Ended
Dec. 31, 2012
Securityholders Agreement
Securityholders Agreement

17.          Securityholders Agreement

IPC and certain members of our management that acquired securities of Parent in 2007, at that time, entered into a securityholders agreement that governs certain relationships among, and contain certain rights and obligations of, such shareholders. The securityholders agreement, among other things:

·      limits the ability of the shareholders to transfer their securities in Parent, except in certain permitted transfers as defined therein;

·      provides for certain co-sale rights; and

·      provides for certain rights of first refusal with respect to transfers by shareholders other than to certain permitted transferees.

Business Segments	12 Months Ended
Dec. 31, 2012
Business Segments
Business Segments

18.      Business Segments

The Company operates in three reportable segments:

·      Medical equipment outsourcing is the segment through which the Company provides medical equipment outsourcing services to its customers, including more than 4,290 acute care hospitals and 4,425 alternate site providers in the United States, including some of the nation’s premier health care institutions.

·      Technical and professional services offers a broad range of inspection, preventative maintenance, repair, logistic and consulting services through the Company’s team of over 325 technicians and professionals located in its nationwide network of offices.

·      Medical equipment sales and remarketing is the segment through which the Company buys, sources, remarkets and disposes of pre-owned medical equipment for its customers through the Company’s Asset Recovery Program; provides sales and distribution of specialty medical equipment; and offers its customers disposable items that are used on a single use basis.

The Company identifies its segments based on its organizational structure and its internal reporting.

	Year Ended December 31,
(in thousands)	2012	2011	2010

Medical Equipment Outsourcing
Net sales	$302,718	$275,910	$245,145
Medical equipment depreciation	70,761	68,032	69,496
Gross margin	121,205	110,175	89,439
Assets	465,192	461,285	409,315
Amortization	13,771	17,252	11,625
Technical and Professional Services
Net sales	82,236	54,058	44,426
Gross margin	19,808	13,540	12,736
Assets	83,791	84,483	85,175
Amortization	692	692	692
Medical Equipment Sales and Remarketing
Net sales	30,372	25,188	22,541
Gross margin	6,731	5,454	6,199
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	369,827	372,561	319,935
Amortization and depreciation	11,467	10,636	9,926
Capital Expenditures	65,890	87,118	76,998
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	937,413	936,932	833,028
Amortization and depreciation	96,691	96,612	91,739
Capital Expenditures	65,890	87,118	76,998
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	147,744	129,169	108,374
Selling, general and administrative	109,247	100,948	89,336
Restructuring, acquisition and integration expense	7,474	3,483	—
Loss on extinguishment of debt	12,339	—	—
Interest expense	55,697	55,020	46,457
Loss before income taxes	$(37,013)	$(30,282)	$(27,419)

Gross margin represents net revenues less total direct costs.

Segment assets for the three business segments (excluding Corporate and Unallocated) primarily include goodwill and intangible assets, which is consistent with the Company’s reporting to its Chief Operating Decision Maker, other assets are not allocated to the three business segments.  Thus, assets included in Corporate and Unallocated contain all other Company assets.

Recall Gains	12 Months Ended
Dec. 31, 2012
Recall Gains
Recall Gains

19.          Recall Gains

On July 13, 2010, the U.S. Food and Drug Administration (“FDA”) issued a final order and transition plan to a medical equipment manufacturer to recall all infusion pumps of a certain model currently in use in the United States. The FDA order established the framework for the recall by providing for a cash refund, generally, $1,500 for single channel pumps and $3,000 for triple channel pumps, or a replacement pump to owners within a two-year period.

For the years ended December 31, 2012, 2011 and 2010, we recognized recalled equipment net gains of approximately $18.6, $15.4 and $0 million, respectively, of which approximately $15.9, $13.7 and $0 million were non-cash gains. Non-cash gains resulted from receiving a replacement pump for a recalled pump rather than receiving a direct cash reimbursement. The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. Such gains have been recognized as an offset to cost of revenue in our consolidated statements of operations.

Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring
Restructuring

20.          Restructuring

The Company is undergoing a management reorganization. This will have the effect of streamlining our management ranks and refocusing our approach to delivering solutions to customers.  This results in severances, relocations, retirements and changed responsibilities across our management ranks resulting in approximately $7.2 million of one-time charges which was recorded under the Restructuring, acquisition and integration expenses in the Consolidated Statements of Operations during 2012.

We incurred restructuring expense of $7.2 million during 2012, the majority of which related to severances, recruiting and other related expenses. In addition, we recorded $0.6 million for cancellation of outstanding stock options for certain terminated employees, which was recorded as reduction to Payable to Parent in the Consolidated Balance Sheets. The restructuring expense impact was recorded under the Corporate and Unallocated segment. As of December 31, 2012, $3.0 million of the restructuring cost has been paid and the remaining $4.8 million was a liability which is expected to be paid out by the end of the fourth quarter of 2013 and is included in the Other accrued expenses in the Consolidated Balance Sheets.

Concentration	12 Months Ended
Dec. 31, 2012
Concentration
Concentration	21. Concentration One customer accounted for approximately 13%, 3% and 0% of total revenue in 2012, 2011 and 2010, respectively.

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event
Subsequent Event

22.          Subsequent Event

On February 12, 2013, the Company issued $220.0 million in aggregate principal amount of 7.625% Second Lien Senior Secured Notes due 2020 (the “New Notes”), which mature on August 15, 2020, as “additional notes” pursuant to the 2012 Indenture dated as of August 7, 2012. The New Notes were issued in a private placement, at a premium of 106.375% for an aggregate total of approximately $230.0 million in net proceeds and are subject to the same terms as the 2012 Notes under the 2012 Indenture. The premium is being amortized over the remaining life of the New Notes. The Company used the net proceeds from the sale of the New Notes to fund the redemption of all of its outstanding Floating Rate Notes. In connection with the issuance of the New Notes, the Company entered into a registration rights agreement with the initial purchasers of the New Notes.

In connection with preparing the audited consolidated financial statements for the year ended December 31, 2012, we have evaluated subsequent events for potential recognition and disclosure through the date of this filing.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts

Universal Hospital Services, Inc.

Schedule II - Valuation and Qualifying Accounts

(in thousands)

Description	Balance- Beginning of Year	Charged to Costs and Expense	Charged to Other Accounts	Deductions from Reserves	Balance- End of Year
Allowance for Doubtful Accounts
Year Ended December 31, 2012	$1,919	$1,110	$—	$1,014	$2,015
Year Ended December 31, 2011	2,000	906	82	1,069	1,919
Year Ended December 31, 2010	2,450	663	—	1,113	2,000

Income Tax Valuation Allowance
Year Ended December 31, 2012	$15,052	$14,102	$—	$3,354	$25,800
Year Ended December 31, 2011	11,958	3,094	—	—	15,052
Year Ended December 31, 2010	—	11,958	—	—	11,958

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers money market accounts and other highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount. Concentrations of credit risk with respect to trade accounts receivable are limited due to the number of customers and their geographical distribution. The Company performs initial and ongoing credit evaluations of its customers and maintains allowances for potential credit losses. The allowance for doubtful accounts is based on historical loss experience and estimated exposure on specific trade receivables.

Inventories

Inventories

Inventories consist of supplies and equipment held for resale and are valued at the lower of cost or market. Cost is determined by the average cost method, which approximates the first-in, first-out (“FIFO”) method.

Medical Equipment

Medical Equipment

Depreciation of medical equipment is provided on the straight-line method over the equipment’s estimated useful life, generally four to seven years. The cost and accumulated depreciation of medical equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded as gain or loss on sales and disposals of equipment in the period the asset is retired or sold.

Property and Office Equipment

Property and Office Equipment

Property and office equipment includes property, leasehold improvements and office equipment.

Depreciation and amortization of property and office equipment is provided on the straight-line method over the lesser of the remaining useful life or lease term for leasehold improvements and 3 to 10 years for shop and office equipment. The cost and accumulated depreciation or amortization of property and equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded in selling, general and administrative expense in the period the asset is retired or sold.

Goodwill

Goodwill

Goodwill represents the excess of the cost of acquired businesses over the fair value of identifiable tangible net assets and identifiable intangible assets purchased.

Goodwill is tested at least annually for impairment and is tested for impairment more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test is performed using a two-step process. In the first step, the fair value of each reporting unit is compared with the carrying amount of the reporting unit, including goodwill. If the estimated fair value is less than the carrying amount of the reporting unit, there is an indication that goodwill impairment exists and a second step must be completed in order to determine the amount of the goodwill impairment, if any, that should be recorded. In the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. Each reporting unit constitutes a business for which discrete financial information is available and management reviews its operating results. Our reporting units are medical equipment outsourcing, technical and professional services, and medical equipment sales and remarketing. The fair value of each reporting unit incorporates multiple inputs including discounted cash flow calculations, peer company earnings multiples, and assumptions that market participants would make in valuing the reporting unit. Other assumptions include future business growth, earnings projections, capital expenditures, changes in working capital and the weighted average cost of capital used for purposes of discounting. Projecting discounted future cash flows requires us to make significant estimates regarding the assumptions noted above. The projections also take into account several factors including current and estimated economic trends and outlook, and other factors which are beyond our control. No goodwill impairments have been recognized in 2012, 2011, or 2010.

We completed step one of our annual goodwill impairment evaluation as of December 31, 2012 with each reporting unit’s fair value exceeding its carrying value. Accordingly, step two of the impairment analysis was not required.

Other Intangible Assets

Other Intangible Assets

Other intangible assets primarily include customer relationships, a supply agreement, trade names and trademarks, technology databases and non-compete agreements. Our trade name intangibles have indefinite lives. Our remaining other intangible assets are amortized over their estimated economic lives of two to thirteen years that results in a remaining weighted-average useful life of approximately 7 years at the years ended December 31, 2012 and 2011. The straight-line method of amortization generally reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the Company in each reporting period. However, for certain of our customer relationships we use the sum-of-the-years-digits amortization method to more appropriately allocate the cost to earnings in proportion to the estimated amount of economic benefit obtained.

Intangible assets with indefinite lives are tested for impairment on an annual basis. Our calculation of estimated fair value is made using the “relief from royalty method,” which assumes that a trade name has a fair value equal to the present value of the royalty attributed to it. The royalty income attributable to a trade name represents the hypothetical cost savings that are derived from owning the trade name versus paying royalties to license the trade name from another owner. Accordingly, we estimate a fair royalty that a licensee would pay, on a percentage of revenue basis, to obtain a license to utilize the trade name for each of our medical equipment outsourcing and technical and professional services segments. Indefinite lived intangibles were not found to be impaired during any of the periods presented.

Amortizable intangibles are measured for impairment consistent with the process utilized for long-lived assets as described below. Our amortizable intangible assets consist of the following discrete items: Customer relationships, technology databases, a supply agreement, non-compete agreements and favorable lease agreements.

Long-Lived Assets

Long-Lived Assets

The Company periodically reviews its long-lived assets for impairment and assesses whenever significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable.  An impairment loss is recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. For other long-lived assets, primarily movable medical equipment, we continuously monitor specific makes/models for events such as product recalls or obsolescence. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value.

Deferred Financing Costs

Deferred Financing Costs

Financing costs associated with issuing debt are deferred and amortized over the related terms using the straight-line method, which approximates the effective interest rate method. Accumulated amortization of our deferred financing costs was $16.0 and $12.3 million at December 31, 2012 and 2011, respectively.

Purchase Accounting

Purchase Accounting

We account for acquisitions by allocating the purchase price paid to effect the acquisition to the acquired assets and liabilities at fair value with excess purchase price being recorded as goodwill.

Revenue Recognition

Revenue Recognition

Medical equipment is outsourced on both short-term and long-term arrangements and outsourced revenue is recorded in income as equipment is utilized based on an agreed rate per use or time period. Any changes to the rate are billed on a prospective basis.

Medical equipment revenues consist of (1) sales of medical equipment and related parts and single-use disposable items to customers and (2) sales of medical equipment that include installation services. Sales of medical equipment as well as related parts and single-use disposable items are recognized at the point of delivery, if performed by us, or at the point of shipment, when risk of loss has passed to the customer. Because of the short-term nature of equipment installation projects, sales that include installation services are recognized when the earnings cycle is complete—installation has been completed, the equipment becomes operational and the customer has accepted it. All revenues are recognized net of any sales taxes. Technical and professional services revenue is recognized as services are provided.

The Company follows the provisions of Accounting Standards Codification (“ASC”) Topic 605, “Revenue Recognition,” in recognizing all of these revenues streams — specifically, revenue recognition requires proof that (i) an arrangement exists, (ii) delivery has occurred and/or  services have been rendered, (iii) the price is fixed; and (iv) collectability is reasonably assured.

The Company reports only its portion of revenues earned under certain revenue share arrangements in accordance with ASC Topic 605-45 “Principal Agent Considerations,” because, among other factors, the equipment manufacturer retains title to the equipment, maintains general inventory and physical loss risk of equipment on rental and because we earn a fixed percentage of the billings to customers.

From time to time the Company receives both non-monetary and cash refunds on equipment recalled by manufacturers.  It is the Company’s practice to record such recall gains as a reduction in cost of sales.

Operating Leases

Operating Leases

The Company leases all of its district, corporate and other operating locations under operating leases and recognizes rent expense on a straight-line basis over the lease terms. Rent holidays and rent escalation clauses, which provide for scheduled rent increases during the lease term, are taken into account in computing straight-line rent expense included in our consolidated statements of operations. The difference between the rent due under the stated periods of the leases compared to that of the straight-line basis is recorded as a component of other long-term liabilities in the consolidated balance sheets. Landlord funded lease incentives, including tenant improvement allowances provided for our benefit, are recorded as leasehold improvement assets and as deferred rent in the consolidated balance sheets and are amortized to depreciation expense and as rent expense credits, respectively.

Income Taxes

Income Taxes

The Company accounts for deferred income taxes utilizing ASC Topic 740, “Income Taxes.” ASC Topic 740 requires the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statement and the tax bases of assets and liabilities, as measured at current enacted tax rates. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we initially established a valuation allowance in 2010 to recognize this uncertainty and since that time, have continued to recognize this uncertainty. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

Interest and penalties associated with uncertain income tax positions is classified as income tax expense. The Company has not recorded any material income tax related interest or penalties during any of the periods presented.

Derivative Financial Instrument

Derivative Financial Instrument

We had an interest rate swap agreement which we used as a derivative financial instrument to manage our interest rate exposure that expired in June 2012. We do not use financial instruments for trading or other speculative purposes.

ASC Topic 815, “Derivatives and Hedging,” establishes accounting and reporting standards requiring that derivative instruments be recorded on the consolidated balance sheets as either an asset or liability measured at fair value. The statement requires that changes in the derivative’s fair value be recognized currently in earnings unless specific hedge accounting criteria are met. If hedge accounting criteria are met, the changes in a derivative’s fair value (for a cash flow hedge) are deferred in equity as a component of accumulated other comprehensive loss. These deferred gains and losses are recognized as income in the period in which hedged cash flows occur. The ineffective portions of hedge returns are recognized as earnings. Our hedging activity has been limited to an interest rate swap arrangement that is further described in Note 8.

Fair Value of Other Financial Instruments

Fair Value of Other Financial Instruments

The Company considers that the carrying amount of financial instruments, including accounts receivable, accounts payable, accrued liabilities and senior secured credit facility, approximate fair value due to their short maturities. The fair value of our outstanding 2012 Notes and Floating Rate Notes, based on the quoted market price for the same or similar issues of debt, which represents a Level 2 fair value measurement, is approximately:

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(in millions)	Value	Value	Value	Value

2012 notes	$425.0	$448.4	$—	$—
Floating rate notes	230.0	229.1	230.0	208.2
PIK toggle notes	—	—	405.0	417.0

Segment Information

Segment Information

The Company’s business is managed and internally reported as three segments: medical equipment outsourcing, technical and professional services, and sales and remarketing. Note 18, Business Segments, contains additional segment information.

Stock-Based Compensation

Stock-Based Compensation

We record compensation expense associated with stock options in accordance with ASC Topic 718, “Compensation — Stock Compensation.” Note 11, Stock-Based Compensation, contains the significant assumptions used in determining the underlying fair value of options and disclosures as required under ASC Topic 718.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive loss. Other comprehensive loss includes unrealized gains and losses from derivatives designated as cash flow hedges and minimum pension liability adjustments. These amounts are presented in the consolidated statements of comprehensive loss net of reclassification adjustments to earnings.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications	Reclassifications Certain amounts in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows have been reclassified to conform with the 2012 presentation.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

Standards Adopted

In September 2011, the FASB issued an amendment to the authoritative guidance on goodwill impairment testing. The objective of this amendment is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, Intangibles — Goodwill and Other. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The adoption of this amendment did not have a material effect on our consolidated financial statements.

Standard Not Yet Adopted

In July 2012, the FASB issued an amendment to indefinite-lived intangible assets impairment. This amendment permits an entity the option to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. The results of the qualitative assessment would be used as a basis in determining whether it is necessary to perform the two-step quantitative impairment test. If the qualitative assessment supports the conclusion that it is more likely than not that the fair value of the asset exceeds its carrying amount, the entity would not need to perform the two-step quantitative impairment test. The objective of this update is to reduce the cost and complexity of performing impairment tests for indefinite-lived intangible assets other than goodwill, and to improve consistency in impairment testing among long-lived asset categories. This amendment is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this amendment is not expected to have a material effect on our consolidated financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Schedule of fair value of outstanding 2012 Notes and Floating Rate Notes, based on the quoted market price for the same or similar issues of debt

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(in millions)	Value	Value	Value	Value

2012 notes	$425.0	$448.4	$—	$—
Floating rate notes	230.0	229.1	230.0	208.2
PIK toggle notes	—	—	405.0	417.0

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Surgical laser equipment service provider
Acquisitions
Schedule of the fair values of the assets acquired and liabilities assumed at the Acquisition Date
(in millions)	July 9, 2012
Net working capital	$0.6
Property and equipment	1.1
Goodwill	1.2
Intangible assets	2.4
Debt	(1.0)
Total purchase price	$4.3

Florida-based laser surgical laser equipment service provider
Acquisitions
Schedule of the fair values of the assets acquired and liabilities assumed at the Acquisition Date
(in millions)	January 3, 2012
Net working capital	$0.4
Property and equipment	5.4
Goodwill	8.4
Intangible assets	5.3
Deferred tax liability	(3.4)
Debt	(3.2)
Total purchase price	$12.9

Surgical Services (previously, Emergent Group)
Acquisitions
Schedule of revenue and net loss of acquiree included in consolidated statements of operations

	Revenue and net loss included in the Consolidated Statements of Operations from:
(in thousands)	January 1, 2012 to December 31, 2012	April 1, 2011 to December 31, 2011
Revenue	$50,185	$25,421
Net loss attributable to Surgical Services	(3,308)	(1,805)

Schedule of unaudited supplemental pro forma information

Year Ended
(in thousands)	December 31, 2011
Pro forma consolidated results
Revenue	$362,985
Net loss attributable to Universal Hospital Services, Inc.	(20,339)

Year Ended
(in thousands)	December 31, 2010
Pro forma consolidated results
Revenue	$341,717
Net loss attributable to Universal Hospital Services, Inc.	(34,096)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Schedule of fair value of assets and liabilities measured on a recurring basis

	Fair Value at December 31, 2012				Fair Value at December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Interest Rate Swap	$—	$—	$—	$—	$—	$4,755	$—	$4,755
Contingent Consideration	$—	$—	$2,033	$2,033	$—	$—	$—	$—

Schedule of reconciliation of the beginning and ending balance for the Level 3 measurement
Balance at January 1, 2012	$—
Additions	2,049
Interest	32
Payments	(48)
Balance at December 31, 2012	$2,033

Selected Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2012
Selected Financial Statement Information
Schedule of property and equipment

(in thousands)	2012	2011

Medical Equipment	$547,497	$491,629
Less: Accumulated depreciation	(310,592)	(255,742)
Medical equipment, net	236,905	235,887

Leasehold improvements	12,072	11,181
Office equipment and vehicles	56,367	47,221
	68,439	58,402
Less: Accumulated depreciation and amortization	(38,345)	(29,942)
Property and office equipment, net	30,094	28,460

Total property and equipment, net	$266,999	$264,347

Property and equipment financed under capital leases, net	$14,698	$18,134

Schedule of goodwill by reporting segment

	Medical	Technical and	Sales	Corporate
	Equipment	Professional	and	and
(in thousands)	Outsourcing	Services	Remarketing	Unallocated	Total

Balance at January 1, 2011	$205,953	$55,655	$18,603	$—	$280,211
Acquisitions of the former Emergent Group Inc.	39,686	—	—	—	39,686
Other acquisitions	6,014	—	—	—	6,014
Balance at December 31, 2011	251,653	55,655	18,603	—	325,911
Acquisitions	9,666	—	—	—	9,666
Balance at December 31, 2012	$261,319	$55,655	$18,603	$—	$335,577

Schedule of other intangible assets

	2012			2011
		Accumulated			Accumulated
(in thousands)	Cost	Amortization	Net	Cost	Amortization	Net

Finite-life intangibles
Customer relationship	$115,731	$(60,368)	$55,363	$108,269	$(49,032)	$59,237
Supply agreement	26,000	(13,655)	12,345	26,000	(10,750)	15,250
Technology databases	7,217	(7,127)	90	7,217	(6,471)	746
Non-compete agreements	780	(203)	577	230	(52)	178
Favorable lease agreements	134	(118)	16	134	(105)	29
Trade names	—	—	—	4,264	(4,264)	—
Total finite-life intangibles	149,862	(81,471)	68,391	146,114	(70,674)	75,440
Indefinite-life intangibles
Trade names	166,000	—	166,000	166,000	—	166,000
Total intangible assets	$315,862	$(81,471)	$234,391	$312,114	$(70,674)	$241,440

Schedule of future estimated amortization expense related to intangible assets
(in thousands)

2013	$13,754
2014	12,835
2015	11,930
2016	10,805
2017	7,514

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt
Schedule of long-term debt

	December 31,	December 31,
(in thousands)	2012	2011
2012 notes	$425,000	$—
Floating rate notes	230,000	230,000
PIK toggle notes	—	405,000
Unamortized bond premium	—	3,433
Senior secured credit facility	28,000	14,500
Capital lease obligations	16,014	18,164
	699,014	671,097
Less: Current portion of long-term debt	(6,223)	(5,627)
Total long-term debt	$692,791	$665,470

Schedule of maturities of long-term debt
(in thousands)
2013	$6,223
2014	4,080
2015	260,174
2016	1,382
2017	804
Thereafter	426,351
Total payments	$699,014

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of noncancellable operating leases for district, corporate and other operating locations with annual rental commitments
(in thousands)

2013	$7,076
2014	6,747
2015	5,864
2016	5,048
2017	4,181
Thereafter	13,039
$41,955

Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholder's Equity
Change in Accumulated Other Comprehensive Loss

	December 31,	December 31,
(in thousands)	2012	2011
Unrealized loss on minimum pension liability adjustment, net of tax	$(9,086)	$(8,940)
Unrealized loss on cash flow hedge, net of tax	—	(2,887)
Accumulated Other Comprehensive Loss	$(9,086)	$(11,827)

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Schedule of activity under the 2007 Stock Option Plan

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8
Granted	—	—
Exercised	(41)	1.00	$29
Forfeited or expired	(1,287)	1.11

Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7

Granted	6,403	1.40
Exercised	(150)	1.00	$60
Forfeited or expired	(7,780)	1.04

Outstanding at December 31, 2012	36,668	$1.12	$11,253	5.6

Exercisable at December 31, 2012	29,752	$1.04	$11,043	4.8

Remaining authorized options available for issue	7,019

Schedule of assumptions used in determining the fair value of stock options granted using the Black-Scholes model

	Year Ended December 31,
	2012	2011	2010
Risk-free interest rate	0.94%	N/A	0.73%-3.08%
Expected volatility	36.0%	N/A	31.9%-38.1%
Dividend yield	N/A	N/A	N/A
Expected option life (years)	6.75	N/A	3.9-6.6
Black-Scholes Value of options	$0.53	N/A	$0.72-$1.03

Schedule of performance vesting options affected by the Amendment, including the Accelerated Options, by original grant date

(in thousands)

Grant Date	Performance Options Outstanding at August 10, 2010	Vested Performance Options Outstanding at August 10, 2010 (Prior to Amendment)	Options Affected by Amendment (1)	Accelerated Options (2)
July 18, 2007	17,109	5,707	11,402	2,850
December 3, 2007	283	48	235	47
April 1, 2008	28	5	23	5
April 1, 2009	564	—	564	94
April 13, 2010 (3)	707	—	707	N/A
Total	18,691	5,760	12,931	2,996

(1) Includes Accelerated Options

(2) Accelerated Options vesting on August 11, 2010

(3) Options issued subsequent to December 31, 2009 were not affected by the accelerated vesting

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Schedule of change in benefit obligation

(in thousands)	2012	2011
Benefit obligations at beginning of year	$23,846	$20,489
Interest cost	1,077	1,095
Actuarial loss	1,707	2,995
Benefit paid	(750)	(733)
Benefit obligations at end of year	$25,880	$23,846

Schedule of change in plan assets

(in thousands)	2012	2011
Fair value of plan assets at beginning of year	$14,041	$14,059
Actual gain (loss) on plan assets	2,154	(260)
Benefits paid	(750)	(733)
Employer contribution	1,595	975
Fair value of plan assets at end of year	$17,040	$14,041

Schedule of funded status

(in thousands)	2012	2011
Funded status	$(8,840)	$(9,805)
Unrecognized net actuarial loss/accumulated other comprehensive loss	11,512	11,365
Net amount recognized	$2,672	$1,560

Summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets

(in thousands)	2012	2011
Projected benefit obligation	$25,880	$23,846
Accumulated benefit obligation (“ABO”)	25,880	23,846
Fair value of plan assets	17,040	14,041
ABO less fair value of plan assets	8,840	9,805

Schedule of amounts recognized in consolidated balance sheets
(in thousands)	2012	2011
Current Liabilities	$660	$1,595
Noncurrent Liabilities	8,180	8,210
Total Amount Recognized	$8,840	$9,805

Schedule of components of net periodic pension costs (benefit)

	Year Ended December 31,
(in thousands)	2012	2011	2010
Interest cost	$1,077	$1,095	$1,088
Expected return on plan assets	(1,278)	(1,234)	(1,218)
Recognized net actuarial cost	685	353	154
Net periodic benefit cost	$484	$214	$24

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2012	2011	2010
Beginning of year	$(11,365)	$(7,230)	$(6,365)
Net actuarial losses	(832)	(4,488)	(1,019)
Amortization of net gains	685	353	154
Change in accumulated other comprehensive loss	$(11,512)	$(11,365)	$(7,230)

Target pension plan asset allocation and actual pension plan allocation of assets
	Allocation	2012	2011
Asset Category
Equity securities	70%	71%	73%
Debt securitites and cash	30	29	27
	100%	100%	100%

Plan assets using the fair value hierarchy
Fair Value Measurement
(in thousands)	2012	2011
Level 1
Equity securities	$12,113	$10,205
Debt securities and cash	4,927	3,836
Level 2	—	—
Level 3	—	—
	$17,040	$14,041

Schedule of estimated future benefit payments
(in thousands)
2013	$843
2014	890
2015	939
2016	1,002
2017	1,076
2018 to 2022	6,243

Schedule of weighted-average assumptions used for pension plan

	2012	2011	2010
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	4.09%	4.67%	5.92%
Expected return on assets	8.00%	8.00%	8.00%

Weighted-average actuarial assumptions used to determine net periodic benefit cost:
Discount rate	4.67%	5.42%	5.92%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of provision (benefit) for income taxes
	Year Ended December 31,
(in thousands)	2012	2011	2010
Current - State	$471	$385	$291
Deferred	(3,040)	(8,728)	1,401
	$(2,569)	$(8,343)	$1,692

Schedule of reconciliations between the entity's effective income tax rate and the U.S. statutory rate

	Year Ended December 31,
	2012	2011	2010
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(2.9)	(3.4)	(4.0)
Valuation allowance	29.3	5.8	42.2
Permanent items	0.8	2.3	1.0
Deferred item adjustments	0.9	2.7	2.0
Effective income tax rate	(6.9)%	(27.6)%	6.2%

Schedule of components of deferred tax assets and liabilities

(in thousands)	2012	2011
Deferred tax assets
Accounts receivable	$790	$753
Accrued compensation and pension	11,170	8,593
Inventories	999	494
Other assets	1,015	2,263
Unrealized loss on cash flow hedge	—	1,868
Unrealized loss on pension	4,522	4,464
Net operating loss carryforwards	72,317	62,577
Deferred tax assets	90,813	81,012
Valuation allowance	(25,800)	(15,052)
Total deferred tax assets	65,013	65,960

Deferred tax liabilities
Accelerated depreciation and amortization	(129,590)	(128,503)
Prepaid assets	(849)	(786)
Total deferred tax liabilities	(130,439)	(129,289)

Net deferred tax liabilities	$(65,426)	$(63,329)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefit

(in thousands)
Unrecognized tax benefits balance at January 1, 2010	$2,100
Gross increases for tax positions in 2010	—
Unrecognized tax benefits balance at December 31, 2010	2,100
Gross increases for tax positions in 2011	1,653
Unrecognized tax benefits balance at December 31, 2011	3,753
Gross increases for tax positions in 2012	45
Unrecognized tax benefits balance at December 31, 2012	$3,798

Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Consolidating Financial Statements
Schedule of Consolidating Balance Sheets

(in thousands, except share and per share  information)

	December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated

Assets
Current assets:
Accounts receivable, less allowance for doubtful accounts	$60,805	$7,673	$—	$68,478
Due from affiliates	25,138	—	(25,138)	—
Inventories	5,771	3,097	—	8,868
Deferred income taxes, net	2,581	1,029	—	3,610
Other current assets	4,015	265	—	4,280
Total current assets	98,310	12,064	(25,138)	85,236

Property and equipment, net:
Medical equipment, net	222,045	14,860	—	236,905
Property and office equipment, net	28,250	1,844	—	30,094
Total property and equipment, net	250,295	16,704	—	266,999

Other long-term assets:
Goodwill	283,141	52,436	—	335,577
Investment in subsidiary	54,906	—	(54,906)	—
Other intangibles, net	211,999	22,392	—	234,391
Other, primarily deferred financing costs, net	14,876	334	—	15,210
Total assets	$913,527	$103,930	$(80,044)	$937,413

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$5,038	$1,185	$—	$6,223
Book overdrafts	3,644	261	—	3,905
Due to affiliates	—	25,138	(25,138)	—
Accounts payable	20,083	5,953	—	26,036
Accrued compensation	15,005	1,951	—	16,956
Accrued interest	13,845	—	—	13,845
Dividend payable	88	—	—	88
Other accrued expenses	9,782	1,859	—	11,641
Total current liabilities	67,485	36,347	(25,138)	78,694

Long-term debt, less current portion	691,565	1,226	—	692,791
Pension and other long-term liabilities	12,679	1,698	—	14,377
Payable to Parent	21,640	—	—	21,640
Deferred income taxes, net	59,627	9,409	—	69,036

Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,481	60,019	(60,019)	214,481
Accumulated deficit	(139,751)	(5,113)	—	(144,864)
Accumulated loss in subsidiary	(5,113)	—	5,113	—
Accumulated other comprehensive loss	(9,086)	—	—	(9,086)
Total Universal Hospital Services, Inc. equity	60,531	54,906	(54,906)	60,531
Non controlling interest	—	344	—	344
Total equity	60,531	55,250	(54,906)	60,875
Total liabilities and equity	$913,527	$103,930	$(80,044)	$937,413

(in thousands, except share and per share  information)

	December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from affiliates	3,089	—	(3,089)	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes, net	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392
Total current assets	86,048	9,169	(3,089)	92,128

Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460
Total property and equipment, net	255,350	8,997	—	264,347

Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106
Total assets	$919,276	$78,959	$(61,303)	$936,932

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Due to affiliates	—	3,089	(3,089)	—
Accounts payable	27,131	1,507	—	28,638
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	11,509	1,564	—	13,073
Total current liabilities	67,054	9,021	(3,089)	72,986

Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes, net	65,425	7,864	—	73,289

Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated loss in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)
Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801
Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187
Total liabilities and equity	$919,276	$78,959	$(61,303)	$936,932

Schedule of Consolidating Statements of Operations

(in thousands)

`	Year Ended December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$252,533	$50,185	$—	$302,718
Technical and professional services	82,236	—	—	82,236
Medical equipment sales and remarketing	30,372	—	—	30,372
Total revenues	365,141	50,185	—	415,326

Cost of Revenue
Cost of medical equipment outsourcing	82,907	27,845	—	110,752
Cost of technical and professional services	62,428	—	—	62,428
Cost of medical equipment sales and remarketing	23,641	—	—	23,641
Medical equipment depreciation	65,776	4,985	—	70,761
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	234,752	32,830	—	267,582
Gross margin	130,389	17,355	—	147,744

Selling, general and administrative	91,230	18,017	—	109,247
Restructuring, acquisition and integration expenses	6,665	809	—	7,474
Operating income (loss)	32,494	(1,471)	—	31,023

Equity in earnings of subsidiary	(2,554)	—	2,554	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	53,704	1,993	—	55,697
(Loss) income before income taxes and non controlling interest	(36,103)	(3,464)	2,554	(37,013)

Benefit for income taxes	(1,659)	(910)	—	(2,569)
Consolidated net loss before non controlling interest	(34,444)	(2,554)	2,554	(34,444)
Net income attributable to non controlling interest	—	754	—	754
Net loss attributable to Universal Hospital Services, Inc.	$(34,444)	$(3,308)	$2,554	$(35,198)

(in thousands)

	Year Ended December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$250,489	$25,421	$—	$275,910
Technical and professional services	54,058	—	—	54,058
Medical equipment sales and remarketing	25,188	—	—	25,188
Total revenues	329,735	25,421	—	355,156

Cost of Revenue
Cost of medical equipment outsourcing	84,030	13,673	—	97,703
Cost of technical and professional services	40,518	—	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	—	19,734
Medical equipment depreciation	65,928	2,104	—	68,032
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	210,210	15,777	—	225,987
Gross margin	119,525	9,644	—	129,169

Selling, general and administrative	91,258	9,690	—	100,948
Acquisition and integration expenses	1,802	1,681	—	3,483
Operating income	26,465	(1,727)	—	24,738

Equity in earnings of subsidiary	(1,354)	—	1,354	—
Interest expense	54,779	241	—	55,020
(Loss) income before income taxes and non controlling interest	(29,668)	(1,968)	1,354	(30,282)

Benefit for income taxes	(7,729)	(614)	—	(8,343)
Consolidated net loss before non controlling interest	(21,939)	(1,354)	1,354	(21,939)
Net income attributable to non controlling interest	451	451	(451)	451
Net loss attributable to Universal Hospital Services, Inc.	$(22,390)	$(1,805)	$1,805	$(22,390)

Schedule of Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

	Year Ended December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Consolidated net loss	$(34,444)	$(2,554)	$2,554	$(34,444)
Other comprehensive income:
Loss on minimum pension liability, net of tax	(146)	—	—	(146)
Gain on cash flow hedge, net of tax	2,887	—	—	2,887
Total other comprehensive income	2,741	—	—	2,741
Comprehensive loss	(31,703)	(2,554)	2,554	(31,703)
Comprehensive income attributable to non controlling interest	—	754	—	754
Comprehensive loss attributable to Universal Hospital Services, Inc.	$(31,703)	$(3,308)	$2,554	$(32,457)

(in thousands)

	Year Ended December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Consolidated net loss	$(21,939)	$(1,354)	$1,354	$(21,939)
Other comprehensive income (loss):
Loss on minimum pension liability, net of tax	(4,136)	—	—	(4,136)
Gain on cash flow hedge, net of tax	7,088	—	—	7,088
Total other comprehensive income	2,952	—	—	2,952
Comprehensive loss	(18,987)	(1,354)	1,354	(18,987)
Comprehensive income attributable to non controlling interest	451	451	(451)	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	$(19,438)	$(1,805)	$1,805	$(19,438)

Schedule of Consolidating Statements of Cash Flows

(in thousands)

	Year Ended December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(34,444)	$(2,554)	$2,554	$(34,444)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	76,039	5,591	—	81,630
Amortization of intangibles, deferred financing costs and bond premium	15,019	3,228	—	18,247
Non-cash write off of deferred financing cost	2,541	—	—	2,541
Equity in earnings of subsidiary	2,554	—	(2,554)	—
Tender premium for purchase of notes	9,798	—	—	9,798
Provision for doubtful accounts	977	133	—	1,110
Provision for inventory obsolescence	324	149	—	473
Non-cash stock-based compensation expense - net	3,305	62	—	3,367
Non-cash gain on trade-in of recalled equipment	(15,872)	—	—	(15,872)
Gain on sales and disposals of equipment	(1,754)	(46)	—	(1,800)
Deferred income taxes	(503)	(2,537)	—	(3,040)
Changes in operating assets and liabilities:
Accounts receivable	3,116	(622)	—	2,494
Due from (to) affiliates	(21,832)	21,832	—	—
Inventories	(1,414)	(907)	—	(2,321)
Other operating assets	422	39	—	461
Accounts payable	(1,916)	(102)	—	(2,018)
Other operating liabilities	12,847	(942)	—	11,905
Net cash provided by operating activities	49,207	23,324	—	72,531
Cash flows from investing activities:
Medical equipment purchases	(54,217)	(4,314)	—	(58,531)
Property and office equipment purchases	(7,190)	(169)	—	(7,359)
Proceeds from disposition of property and equipment	6,638	73	—	6,711
Acquisitions, net of cash acquired	(436)	(13,982)	—	(14,418)
Net cash used in investing activities	(55,205)	(18,392)	—	(73,597)
Cash flows from financing activities:
Proceeds under senior secured credit facility	116,500	—	—	116,500
Payments under senior secured credit facility	(103,000)	—	—	(103,000)
Payments of principal under capital lease obligations	(4,980)	(1,395)	—	(6,375)
Purchase of refinanced bonds	(405,000)	—	—	(405,000)
Payments on acquired debt	—	(4,163)	—	(4,163)
Proceeds from issuance of bonds	425,000	—	—	425,000
Distributions to non controlling interests	—	(796)	—	(796)
Proceeds from exercise of parent company stock options	150	—	—	150
Dividend and equity distribution payments	(1,393)	—	—	(1,393)
Tender premium for purchase of notes	(9,798)	—	—	(9,798)
Payment of deferred financing costs	(11,511)	—	—	(11,511)
Change in book overdrafts	30	261	—	291
Net cash provided by (used in) financing activities	5,998	(6,093)	—	(95)
Net change in cash and cash equivalents	—	(1,161)	—	(1,161)

Cash and cash equivalents at the beginning of period		1,161	—	1,161
Cash and cash equivalents at the end of period	$—	$—	$—	$—

(in thousands)

	Year Ended December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,585)	$(1,354)	$—	$(21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	75,004	2,244	—	77,248
Amortization of intangibles, deferred financing costs and bond premium	15,964	6,036	—	22,000
Provision for doubtful accounts	907	(8)	—	899
Provision for inventory obsolescence	134	—	—	134
Non-cash stock-based compensation expense	4,276	—	—	4,276
Non-cash gain on trade-in of recalled equipment	(13,710)	—	—	(13,710)
Loss (gain) on sales and disposals of equipment	(1,902)	6	—	(1,896)
Deferred income taxes	(7,342)	(1,386)	—	(8,728)
Changes in operating assets and liabilities:
Accounts receivable	(5,843)	(827)	—	(6,670)
Due from (to) affiliates	(3,089)	3,089	—	—
Inventories	(53)	(20)	—	(73)
Other operating assets	(715)	899	—	184
Accounts payable	4,772	(597)	—	4,175
Other operating liabilities	899	892	—	1,791
Net cash provided by operating activities	48,717	8,974	—	57,691
Cash flows from investing activities:
Medical equipment purchases	(75,747)	(1,814)	—	(77,561)
Property and office equipment purchases	(9,488)	(69)	—	(9,557)
Proceeds from disposition of property and equipment	3,864	5	—	3,869
Acquisitions, net of cash acquired	(66,519)	(4,931)	1,480	(69,970)
Net cash used in investing activities	(147,890)	(6,809)	1,480	(153,219)
Cash flows from financing activities:
Proceeds under senior secured credit facility	166,250	—	—	166,250
Payments under senior secured credit facility	(204,650)	—	—	(204,650)
Payments of principal under capital lease obligations	(4,267)	(1,568)	—	(5,835)
Payoff of acquired debt	—	(472)	—	(472)
Payment of deferred financing costs	(4,458)	—	—	(4,458)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Accrued interest paid to bondholders	(661)	—	—	(661)
Distributions to non controlling interests	—	(451)	—	(451)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of Parent company stock options	41	—	—	41
Dividend and equity distribution payments	(32,729)	—	—	(32,729)
Change in book overdrafts	48	—	—	48
Net cash provided by (used in) financing activities	99,173	(2,484)	—	96,689
Net change in cash and cash equivalents	—	(319)	1,480	1,161

Cash and cash equivalents at the beginning of period		1,480	(1,480)	—
Cash and cash equivalents at the end of period	$—	$1,161	$—	$1,161

Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments
Schedule of segments identified on the basis of the entity's organizational structure and internal reporting

	Year Ended December 31,
(in thousands)	2012	2011	2010

Medical Equipment Outsourcing
Net sales	$302,718	$275,910	$245,145
Medical equipment depreciation	70,761	68,032	69,496
Gross margin	121,205	110,175	89,439
Assets	465,192	461,285	409,315
Amortization	13,771	17,252	11,625
Technical and Professional Services
Net sales	82,236	54,058	44,426
Gross margin	19,808	13,540	12,736
Assets	83,791	84,483	85,175
Amortization	692	692	692
Medical Equipment Sales and Remarketing
Net sales	30,372	25,188	22,541
Gross margin	6,731	5,454	6,199
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	369,827	372,561	319,935
Amortization and depreciation	11,467	10,636	9,926
Capital Expenditures	65,890	87,118	76,998
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	937,413	936,932	833,028
Amortization and depreciation	96,691	96,612	91,739
Capital Expenditures	65,890	87,118	76,998
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	147,744	129,169	108,374
Selling, general and administrative	109,247	100,948	89,336
Restructuring, acquisition and integration expense	7,474	3,483	—
Loss on extinguishment of debt	12,339	—	—
Interest expense	55,697	55,020	46,457
Loss before income taxes	$(37,013)	$(30,282)	$(27,419)

Basis of Presentation (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2012 item	Apr. 01, 2011 Emergent Group Inc.	May 31, 2011 Equipment rental division of a medical equipment manufacturer	Oct. 03, 2011 Surgical laser equipment service provider, one	Jan. 03, 2012 Florida-based surgical laser equipment service provider	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer	Jul. 09, 2012 Surgical laser equipment service provider
Basis of Presentation
Number of reporting segments	3
Acquisitions
Total purchase price		$ 65,300,000	$ 6,500,000	$ 5,500,000	$ 16,100,000	$ 800,000	$ 5,300,000
Cash consideration		60,000,000	6,500,000	5,500,000	11,000,000		2,600,000
Amount of debt included in purchase price and paid off at closing				500,000
Contingent Consideration	$ (2,100,000)					$ 400,000
Period over which contingent consideration to be paid						4 years
Ownership interest in subsidiary (as a percent)	100.00%

Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Medical Equipment | Minimum
Medical Equipment and Property and Office Equipment
Estimated useful life	4 years
Medical Equipment | Maximum
Medical Equipment and Property and Office Equipment
Estimated useful life	7 years
Shop and office equipment | Minimum
Medical Equipment and Property and Office Equipment
Estimated useful life	3 years
Shop and office equipment | Maximum
Medical Equipment and Property and Office Equipment
Estimated useful life	10 years

Significant Accounting Policies (Details 2) (Other intangible assets)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets
Remaining weighted average useful life	7 years	7 years
Minimum
Other Intangible Assets
Estimated economic lives	2 years
Maximum
Other Intangible Assets
Estimated economic lives	13 years

Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Deferred Financing Costs
Accumulated amortization of deferred financing costs	$ 16	$ 12.3
Segment Information
Number of reporting segments	3
2012 Notes
Fair Value of Other Financial Instruments
Fair Value	448.4
Carrying Value	425
Floating Rate Notes
Fair Value of Other Financial Instruments
Fair Value	229.1	208.2
Carrying Value	230	230
PIK toggle notes
Fair Value of Other Financial Instruments
Fair Value		417
Carrying Value		$ 405

Acquisitions (Details) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended										0 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2012 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2010 Surgical Services (previously, Emergent Group)	Apr. 01, 2011 Surgical Services (previously, Emergent Group)	May 31, 2011 Equipment rental division of a medical equipment manufacturer	May 31, 2011 Equipment rental division of a medical equipment manufacturer Customer relationships	Jul. 09, 2012 Surgical laser equipment service provider	Jul. 09, 2012 Surgical laser equipment service provider Debt assumed	Jul. 09, 2012 Surgical laser equipment service provider Contingent consideration	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer Contingent consideration	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer Customer relationships	Jan. 03, 2012 Florida-based surgical laser equipment service provider	Jan. 03, 2012 Florida-based surgical laser equipment service provider Debt assumed	Dec. 31, 2012 Florida-based surgical laser equipment service provider Holdback amounts	Jan. 03, 2012 Florida-based surgical laser equipment service provider Holdback amounts	Oct. 03, 2011 Surgical laser equipment service provider, one
Cost of acquired entity
Total purchase price								$ 65,300,000	$ 6,500,000		$ 5,300,000			$ 800,000			$ 16,100,000				$ 5,500,000
Cash paid								60,000,000	6,500,000		2,600,000						11,000,000				5,500,000
Liabilities incurred								4,800,000				1,000,000	1,700,000		400,000			3,200,000		1,900,000	500,000
Holdback amount paid																			300,000
Net working capital											600,000						400,000
Property and equipment											1,100,000						5,400,000
Goodwill									2,900,000		1,200,000						8,400,000				3,100,000
Intangible assets										1,900,000
Intangible assets											2,400,000					300,000	5,300,000
Deferred tax liability																	(3,400,000)
Debt											(1,000,000)						(3,200,000)
Total purchase price											4,300,000						12,900,000
Transaction costs								2,000,000
Cash acquired, netted against transaction costs								1,500,000
Other disclosures
Period for payment of contingent consideration															4 years
Purchase price of issued and outstanding shares of Emergent Group's common stock (in dollars per share)								$ 8.46
Purchase price allocation
Medical equipment									1,700,000					400,000
Intangible assets										1,900,000
Deferred income taxes																	3,400,000
Total liabilities assumed																					500,000
Goodwill									2,900,000		1,200,000						8,400,000				3,100,000
Revenue and net loss included in consolidated statements of operations
Revenue				25,421,000	50,185,000
Net income (loss) attributable to Surgical Services				(1,805,000)	(3,308,000)
Revenue and net income of acquiree included in consolidated statements of operations
Revenue						362,985,000	341,717,000
Net loss attributable to Universal Hospital Services, Inc.						(20,339,000)	(34,096,000)
Acquisition and integration expenses
Restructuring, acquisition and integration expenses	$ 7,474,000	$ 3,483,000	$ 0			$ 3,300,000

Fair Value Measurements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Recurring basis Level 2 Interest Rate Swap	Dec. 31, 2012 Recurring basis Level 3	Dec. 31, 2012 Recurring basis Total	Dec. 31, 2011 Recurring basis Total Interest Rate Swap
Fair value measurements
Interest Rate Swap		$ 4,755,000			$ 4,755,000
Contingent Consideration	2,100,000		2,033,000	2,033,000
Earn-out paid	50,000
Reconciliation of the beginning and ending balance for the Level 3 measurement
Additions	2,049,000
Interest	32,000
Payments	(48,000)
Balance at the end of the period	$ 2,033,000

Selected Financial Statement Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment
Medical Equipment, gross	$ 547,497	$ 491,629
Less: Accumulated depreciation	(310,592)	(255,742)
Medical equipment, net	236,905	235,887
Property and office equipment, gross	68,439	58,402
Less: Accumulated depreciation and amortization	(38,345)	(29,942)
Property and office equipment, net	30,094	28,460
Total property and equipment, net	266,999	264,347
Property and equipment financed under capital leases, net	14,698	18,134
Leasehold improvements
Property and Equipment
Property and office equipment, gross	12,072	11,181
Office equipment and vehicles
Property and Equipment
Property and office equipment, gross	$ 56,367	$ 47,221

Selected Financial Statement Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Balance at the beginning of the period	$ 325,911,000	$ 280,211,000
Goodwill acquired	9,666,000
Balance at the end of the period	335,577,000	325,911,000	280,211,000
Other intangible assets
Cost	149,862,000	146,114,000
Accumulated Amortization	(81,471,000)	(70,674,000)
Total	68,391,000	75,440,000
Cost	315,862,000	312,114,000
Net	234,391,000	241,440,000
Amortization	(15,100,000)	(19,400,000)	(13,700,000)
Customer Relationships
Other intangible assets
Cost	115,731,000	108,269,000
Accumulated Amortization	(60,368,000)	(49,032,000)
Total	55,363,000	59,237,000
Supply agreement
Other intangible assets
Cost	26,000,000	26,000,000
Accumulated Amortization	(13,655,000)	(10,750,000)
Total	12,345,000	15,250,000
Technology databases
Other intangible assets
Cost	7,217,000	7,217,000
Accumulated Amortization	(7,127,000)	(6,471,000)
Total	90,000	746,000
Non-compete agreements
Other intangible assets
Cost	780,000	230,000
Accumulated Amortization	(203,000)	(52,000)
Total	577,000	178,000
Favorable lease agreements
Other intangible assets
Cost	134,000	134,000
Accumulated Amortization	(118,000)	(105,000)
Total	16,000	29,000
Trade Names
Other intangible assets
Cost		4,264,000
Accumulated Amortization		(4,264,000)
Cost and net	166,000,000	166,000,000
Emergent Group Inc.
Goodwill
Goodwill acquired		39,686,000
Other Acquisitions
Goodwill
Goodwill acquired		6,014,000
Medical Equipment Outsourcing
Goodwill
Balance at the beginning of the period	251,653,000
Goodwill acquired	9,666,000
Balance at the end of the period	261,319,000		205,953,000
Medical Equipment Outsourcing | Emergent Group Inc.
Goodwill
Goodwill acquired		39,686,000
Medical Equipment Outsourcing | Other Acquisitions
Goodwill
Goodwill acquired		6,014,000
Technical and Professional Services
Goodwill
Balance at the end of the period	55,655,000	55,655,000	55,655,000
Medical Equipment Sales And Remarketing
Goodwill
Balance at the end of the period	$ 18,603,000	$ 18,603,000	$ 18,603,000

Selected Financial Statement Information (Details 3) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 PRI Medical trade name	Dec. 31, 2011 PRI Medical trade name Change to estimated remaining useful life	Dec. 31, 2011 PRI Medical trade name Change to estimated remaining useful life Estimated remaining useful life before change
Goodwill and Other Intangible Assets
Total amortization expense	$ 15,100,000	$ 19,400,000	$ 13,700,000	$ 4,100,000
Estimated remaining useful life					3 months	114 months
Future estimated amortization expense
2013	13,754,000
2014	12,835,000
2015	11,930,000
2016	10,805,000
2017	$ 7,514,000

Dividend and Equity Distribution (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 08, 2011
Dividend and Equity Distribution
Estimated option forfeiture rate (as a percent)	2.00%
Dividend forfeited	187
Parent | Shareholders of Parent
Dividend and Equity Distribution
Dividend declared (in dollars per share)		$ 0.12
Parent | Holders of vested options in Parent's stock
Dividend and Equity Distribution
Dividend declared (in dollars per share)		$ 0.12
Parent | Holders of options expected to vest in Parent's stock
Dividend and Equity Distribution
Dividend declared (in dollars per share)		$ 0.12
Estimated option forfeiture rate (as a percent)	2.00%

Long-Term Debt (Details) (USD $)	12 Months Ended					12 Months Ended		0 Months Ended											12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended						0 Months Ended	1 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2007 Interest Rate Swap	Dec. 31, 2012 2012 Notes	Aug. 07, 2012 2012 Notes	Dec. 31, 2012 Floating Rate Notes	Dec. 31, 2011 Floating Rate Notes	Sep. 05, 2012 PIK toggle notes	Aug. 21, 2012 PIK toggle notes	Aug. 07, 2012 PIK toggle notes	Jul. 24, 2012 PIK toggle notes	Dec. 31, 2012 PIK toggle notes	Dec. 31, 2011 PIK toggle notes	Dec. 31, 2012 PIK toggle notes Maximum	Dec. 31, 2012 PIK toggle notes Minimum	Dec. 31, 2012 Existing Notes	Dec. 31, 2012 Additional Notes	Jun. 17, 2011 Additional Notes	Dec. 31, 2012 Senior secured credit facility item	Jul. 31, 2012 Senior secured credit facility	Dec. 31, 2011 Senior secured credit facility	May 06, 2010 Senior secured credit facility	Dec. 31, 2012 Senior secured credit facility Maximum	Dec. 31, 2012 Senior secured credit facility Minimum	Dec. 31, 2012 Senior secured credit facility Prime rate	Dec. 31, 2012 Senior secured credit facility Adjusted LIBOR	Dec. 31, 2012 Senior secured credit facility Federal funds rate	Dec. 31, 2012 Senior secured credit facility Federal funds rate Maximum	Dec. 31, 2012 Senior secured credit facility One month Eurodollar rate	Dec. 31, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate	Dec. 31, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate Maximum	Dec. 31, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate Minimum	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations	Jul. 31, 2012 Second Amended and Restated Credit Agreement	Jun. 30, 2010 10.125% Senior Notes	Dec. 31, 2010 10.125% Senior Notes	Jun. 14, 2010 10.125% Senior Notes	Feb. 12, 2013 New Notes	Feb. 12, 2013 New Notes Subsequent event
Long-Term Debt
Unamortized bond premium		$ 3,433,000
Redemption price related to interest	0																																			100,000
Long-term debt current and noncurrent	699,014,000	671,097,000		425,000,000		230,000,000	230,000,000						405,000,000						28,000,000		14,500,000												16,014,000	18,164,000
Less: Current portion of long-term debt	(6,223,000)	(5,627,000)
Total long-term debt	692,791,000	665,470,000
Interest rate (as a percent)					7.63%	9.07%								9.25%	8.50%																						10.13%	10.13%	7.63%	7.63%
Ownership interest in existing and certain future owned domestic subsidiaries (as a percent)	100.00%
Premium on issue of debt (as a percent)																																								106.38%
Aggregate total amount of proceeds																																								230,000,000
Tender offer to purchase											405,000,000
Payment for debt accepted									25,000	317,900,000
Payment for debt accepted as percentage of outstanding debt									0.01%	78.48%
Debt extinguishment expense								12,300,000
Debt extinguishment, call premium								9,800,000
Debt extinguishment, credit from bond premium								2,900,000
Write off of unamortized deferred financing costs								5,400,000
Period of maturity of debt dependent on maturity Second Lien Senior Secured Floating Rate Notes																																			90 days
Period of maturity of debt dependent on maturity Second Lien Senior Secured Notes																														90 days					90 days
LIBOR-based rate (as a percent)						4.11%						8.50%
Aggregate outstanding principal amount					425,000,000	230,000,000		175,000,000				405,000,000				230,000,000	175,000,000	175,000,000																						220,000,000
Redemption price (as a percent)						100.00%
Repurchase price, as a percentage of principal amount, if company undergoes change of control						101.00%
Base rate						LIBOR													federal funds rate						prime rate		federal funds rate		Eurodollar rate
Margin over base rate (as a percent)						3.38%													0.50%				1.50%	1.00%	4.75%	2.71%		0.50%	1.00%		2.50%	2.00%
Amount of interest rate swap agreements			230,000,000
Maximum borrowing capacity																				235,000,000		195,000,000													235,000,000
Minimum ratio of EBITDA to cash expense, number of quarters																			4
Borrowing outstanding																			28,000,000						6,000,000	22,000,000
Redemption price																																				10,000,000
Redemption price related to principal								87,100,000																												9,900,000
Debt extinguishment expense incurred	(12,339,000)
Credit amount from bond premium write-off								2,900,000
Available amount																			169,600,000
Borrowing base																			201,000,000
Letters of credit																			$ 3,400,000

Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of long-term debt
2013	$ 6,223
2014	4,080
2015	260,174
2016	1,382
2017	804
Thereafter	426,351
Long-term debt current and noncurrent	$ 699,014	$ 671,097

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Rental expenses	$ 10,600,000	$ 10,300,000	$ 8,600,000
Annual rental commitments under various noncancellable operating leases for its district, corporate and other operating locations
2013	7,076,000
2014	6,747,000
2015	5,864,000
2016	5,048,000
2017	4,181,000
Thereafter	13,039,000
Total	$ 41,955,000

Commitments and Contingencies (Details 2) (Freedom Medical, Inc. lawsuit)	Sep. 20, 2012 item	Dec. 30, 2011 item
Freedom Medical, Inc. lawsuit
Commitments and contingencies
Number of insurance companies filing complaints		2
Number of actions in which the parties settled the asserted claims	3

Shareholder's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Shareholder's Equity
Number of common shares authorized	1,000	1,000
Number of common shares issued	1,000	1,000
Par value of common share (in dollars per share)	$ 0.01	$ 0.01
Accumulated Other Comprehensive Loss
Unrealized loss on minimum pension liability adjustment, net of tax	$ (9,086)	$ (8,940)
Unrealized loss on cash flow hedge, net of tax		(2,887)
Accumulated Other Comprehensive Loss	$ (9,086)	$ (11,827)

Stock-Based Compensation (Details) (Options, UHS Holdco, Inc., (Parent), USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Options | UHS Holdco, Inc., (Parent)
Stock-based compensation
Shares authorized under the plan	43,900,000
Contractual term	10 years
Vesting period	6 years
Portion of awards having fixed vesting schedules	0.5
Portion of awards vesting upon achievement of established performance targets	0.5
Number of Options
Outstanding at the beginning of the period (in shares)	38,195,000	39,523,000
Granted (in shares)	6,403,000
Exercised (in shares)	(150,000)	(41,000)
Forfeited or expired (in shares)	(7,780,000)	(1,287,000)
Outstanding at the end of the period (in shares)	36,668,000	38,195,000	39,523,000
Exercisable at the end of the period (in shares)	29,752,000
Remaining authorized options not yet issued (in shares)	7,019,000
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 1.05	$ 1.06
Granted (in dollars per share)	$ 1.4
Exercised (in dollars per share)	$ 1	$ 1
Forfeited or expired (in dollars per share)	$ 1.04	$ 1.11
Outstanding at the end of the period (in dollars per share)	$ 1.12	$ 1.05	$ 1.06
Exercisable at the end of the period (in dollars per share)	$ 1.04
Aggregate intrinsic value
Outstanding	$ 11,253	$ 25,046	$ 37,315
Exercised	60	29
Exercisable	$ 11,043
Weighted average remaining contractual term
Outstanding	5 years 7 months 6 days	5 years 8 months 12 days	6 years 9 months 18 days
Exercisable	4 years 9 months 18 days

Stock-Based Compensation (Details 2) (Options, UHS Holdco, Inc., (Parent), USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Risk-free interest rate, minimum (as a percent)		0.73%
Risk-free interest rate, maximum (as a percent)		3.08%
Risk-free interest rate (as a percent)	0.94%
Expected volatility, minimum (as a percent)		31.90%
Expected volatility, maximum (as a percent)		38.10%
Expected volatility (as a percent)	36.00%
Expected option life	6 years 9 months
Black-Scholes Value of options (in dollars per share)	$ 0.53
Minimum
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Expected option life		3 years 10 months 24 days
Black-Scholes Value of options (in dollars per share)		0.72
Maximum
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Expected option life		6 years 7 months 6 days
Black-Scholes Value of options (in dollars per share)		1.03

Stock-Based Compensation (Details 3) (USD $)	12 Months Ended																		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 UHS Holdco, Inc., (Parent)	Dec. 31, 2011 UHS Holdco, Inc., (Parent)	Dec. 31, 2012 Options UHS Holdco, Inc., (Parent)	Aug. 11, 2010 Performance Vesting Options	Aug. 10, 2010 Performance Vesting Options	Aug. 11, 2010 Performance Vesting Options July 18, 2007	Aug. 10, 2010 Performance Vesting Options July 18, 2007	Aug. 11, 2010 Performance Vesting Options December 3, 2007	Aug. 10, 2010 Performance Vesting Options December 3, 2007	Aug. 11, 2010 Performance Vesting Options April 1, 2008	Aug. 10, 2010 Performance Vesting Options April 1, 2008	Aug. 11, 2010 Performance Vesting Options April 1, 2009	Aug. 10, 2010 Performance Vesting Options April 1, 2009	Aug. 11, 2010 Performance Vesting Options April 13, 2010	Aug. 10, 2010 Performance Vesting Options April 13, 2010	Aug. 31, 2010 Performance Vesting Options UHS Holdco, Inc., (Parent)
Stock-based compensation
Vesting period						6 years													6 years
Vesting rights (as a percent)																			16.67%
Performance Options Outstanding (in shares)								18,691,000		17,109,000		283,000		28,000		564,000		707,000
Vested Performance Options Outstanding (Prior to Amendment) (in shares)								5,760,000		5,707,000		48,000		5,000
Options Affected by Amendment (in shares)							12,931,000		11,402,000		235,000		23,000		564,000		707,000
Accelerated Options (in shares)							2,996,000		2,850,000		47,000		5,000		94,000
Vested (in shares)																			2,996,000
Non-cash stock-based compensation expense	$ 3,367,000	$ 4,276,000	$ 7,333,000	$ 3,305,000	$ 4,276,000
Unearned non-cash stock-based compensation
Weighted average period for recognition of stock-based compensation expense	2 years 7 months 6 days
Unearned non-cash stock-based compensation expense expected to be recognized	$ 3,700,000
Estimated forfeiture rate (as a percent)	2.00%

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
IPC | General Advisory And Management Services
Related Party Transaction
Specified amount of annual fees for ongoing advisory and management services	$ 0.5
Annual fee for ongoing advisory and management services as a percentage of adjusted EBITDA	0.75%
Amount incurred		1.1	0.9	0.8
Ryan Companies US, Inc. | Operating Lease Services
Related Party Transaction
Amount incurred		0.3	0.3	0.4
CT Partners | Executive Positions Search Services
Related Party Transaction
Number of members of board of directors also serving as directors of CT Partners		1
Amount incurred		$ 0.3

Limited Liability Companies (Details) (Limited Liability Companies, Surgical Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012 item
Limited Liability Companies | Surgical Services
Limited Liability Companies
Total assets of LLCs	$ 0.8
Number of active LLCs in which the entity holds an interest	6

Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Employee Benefits
Maximum Employee contribution as percentage of base compensation	60.00%
Maximum employer matching contribution as percentage of the first 6% of base compensation that an employee contributes	50.00%
Percentage of base compensation matched by employer	6.00%
Matching contributions by employer	$ 1,800,000	$ 1,400,000	$ 1,400,000
Insurance coverage for employee health care, per member per plan year	140,000
Insurance coverage for employee health care as percentage of expected claims per plan year	125.00%
Maximum liability for workers' compensation claim per individual	250,000
Maximum liability for automobile liability claims per accident	250,000
Defined benefit pension plan
Change in Benefit Obligation
Benefit obligations at beginning of Period	23,846,000	20,489,000
Interest cost	1,077,000	1,095,000	1,088,000
Actuarial loss	1,707,000	2,995,000
Benefits paid	(750,000)	(733,000)
Benefit obligation at end of period	25,880,000	23,846,000	20,489,000
Change in Plan Assets
Fair value of plan assets at beginning of year	14,041,000	14,059,000
Actual gain (loss) on plan assets	2,154,000	(260,000)
Benefits paid	(750,000)	(733,000)
Employer contribution	1,595,000	975,000	900,000
Fair value of plan assets at end of year	17,040,000	14,041,000	14,059,000
Funded Status
Funded status	(8,840,000)	(9,805,000)
Unrecognized net actuarial loss/Accumulated other comprehensive loss	11,512,000	(11,365,000)	(7,230,000)
Net amount recognized	2,672,000	1,560,000
Projected benefit obligation, accumulated obligation and fair value of pension plan assets
Projected benefit obligation	25,880,000	23,846,000
Accumulated benefit obligation (ABO)	25,880,000	23,846,000
Fair value of plan assets	17,040,000	14,041,000	14,059,000
ABO less fair value of plan assets	8,840,000	9,805,000
Amounts recognized in the consolidated balance sheets
Current Liabilities	660,000	1,595,000
Noncurrent Liabilities	8,180,000	8,210,000
Total Amount Recognized	8,840,000	9,805,000
Net periodic benefit cost (benefit)
Interest cost	1,077,000	1,095,000	1,088,000
Expected return on plan assets	(1,278,000)	(1,234,000)	(1,218,000)
Recognized net actuarial loss	685,000	353,000	154,000
Net periodic benefit cost (benefit)	484,000	214,000	24,000
Change in Accumulated Other Comprehensive Loss
Beginning of year	(11,365,000)	(7,230,000)	(6,365,000)
Net Actuarial losses	(832,000)	(4,488,000)	(1,019,000)
Amortization of net gains	685,000	353,000	154,000
End of year	11,512,000	(11,365,000)	(7,230,000)
Pension Plan Assets
Allocation (as a percent)	100.00%
Actual Allocation (as a percent)	100.00%	100.00%
Fair value of plan assets	17,040,000	14,041,000	14,059,000
Contributions
Contribution by employer	1,595,000	975,000	900,000
Expected contribution in 2013	700,000
Estimated Future Benefit Payments
2013	843,000
2014	890,000
2015	939,000
2016	1,002,000
2017	1,076,000
2018 to 2022	6,243,000
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate (as a percent)	4.09%	4.67%	5.92%
Expected return on assets (as a percent)	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate (as a percent)	4.67%	5.42%	5.92%
Expected return on assets (as a percent)	8.00%	8.00%	8.00%
Defined benefit pension plan | Equity securities
Pension Plan Assets
Allocation (as a percent)	70.00%
Actual Allocation (as a percent)	71.00%	73.00%
Defined benefit pension plan | Equity securities | Level 1
Change in Plan Assets
Fair value of plan assets at end of year	12,113,000	10,205,000
Pension Plan Assets
Fair value of plan assets	12,113,000	10,205,000
Defined benefit pension plan | Debt Securities and Cash
Pension Plan Assets
Allocation (as a percent)	30.00%
Actual Allocation (as a percent)	29.00%	27.00%
Defined benefit pension plan | Debt Securities and Cash | Level 1
Change in Plan Assets
Fair value of plan assets at end of year	4,927,000	3,836,000
Pension Plan Assets
Fair value of plan assets	$ 4,927,000	$ 3,836,000

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision (benefit) for income taxes
Current - State	$ 471,000	$ 385,000	$ 291,000
Deferred	(3,040,000)	(8,728,000)	1,401,000
Total provision (benefit) for income taxes	(2,569,000)	(8,343,000)	1,692,000
Effective Income Tax Rate
Statutory U.S. Federal income tax rate (as a percent)	(35.00%)	(35.00%)	(35.00%)
State income taxes, net of U.S. Federal income tax (as a percent)	(2.90%)	(3.40%)	(4.00%)
Valuation allowance (as a percent)	29.30%	5.80%	42.20%
Permanent items (as a percent)	0.80%	2.30%	1.00%
Deferred item adjustments (as a percent)	0.90%	2.70%	2.00%
Effective income tax rate (as a percent)	(6.90%)	(27.60%)	6.20%
Deferred tax assets
Accounts receivable	790,000	753,000
Accrued compensation and pension	11,170,000	8,593,000
Inventories	999,000	494,000
Other assets	1,015,000	2,263,000
Unrealized loss on cash flow hedge		1,868,000
Unrealized loss on pension	4,522,000	4,464,000
Net operating loss carryforwards	72,317,000	62,577,000
Deferred tax assets	90,813,000	81,012,000
Valuation allowance	(25,800,000)	(15,052,000)
Total deferred tax assets	65,013,000	65,960,000
Deferred tax liabilities
Accelerated depreciation and amortization	(129,590,000)	(128,503,000)
Prepaid assets	(849,000)	(786,000)
Total deferred tax liabilities	(130,439,000)	(129,289,000)
Net deferred tax liability	(65,426,000)	(63,329,000)
Federal
Operating loss carryforwards
Unused federal net operating loss carryforwards	$ 184,300,000

Income Taxes (Details 2) (USD $)	12 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Deferred tax liabilities recorded for intangibles and fixed assets Surgical Services (previously, Emergent Group)	Jan. 03, 2012 Deferred tax liabilities recorded for intangibles and fixed assets Florida-based surgical laser equipment service provider	Jan. 03, 2012 Year-to-date losses	Dec. 31, 2011 Year-to-date losses
Valuation allowance
Valuation allowance			$ 12,000,000
Change in valuation allowance					(9,000,000)	(3,400,000)	14,100,000	12,000,000
Reconciliation of beginning and ending amount of unrecognized tax benefit
Balance at the beginning of the period	3,753,000	2,100,000		2,100,000
Gross increases for tax positions	45,000	1,653,000
Balance at the end of the period	3,798,000	3,753,000		2,100,000
Unrecognized tax benefits, if recognized would decrease the effective tax rate	$ 3,100,000

Consolidating Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidating Financial Statements
Ownership interest in subsidiary (as a percent)	100.00%
Current assets:
Cash and cash equivalents		$ 1,161
Accounts receivable, less allowance for doubtful accounts	68,478	70,592
Inventories	8,868	6,023
Deferred income taxes, net	3,610	9,960
Other current assets	4,280	4,392
Total current assets	85,236	92,128
Property and equipment, net:
Medical equipment, net	236,905	235,887
Property and office equipment, net	30,094	28,460
Total property and equipment, net	266,999	264,347
Other long-term assets:
Goodwill	335,577	325,911	280,211
Other intangibles, net	234,391	241,440
Other, primarily deferred financing costs, net	15,210	13,106
Total assets	937,413	936,932	833,028
Current liabilities:
Current portion of long-term debt	6,223	5,627
Interest rate swap		4,755
Book overdrafts	3,905	3,614
Accounts payable	26,036	28,638
Accrued compensation	16,956	11,571
Accrued interest	13,845	4,937
Dividend payable	88	771
Other accrued expenses	11,641	13,073
Total current liabilities	78,694	72,986
Long-term debt, less current portion	692,791	665,470
Pension and other long-term liabilities	14,377	12,981
Payable to Parent	21,640	19,019
Deferred income taxes, net	69,036	73,289
Commitments and contingencies
Equity
Common stock
Additional paid-in capital	214,481	214,294
Accumulated deficit	(144,864)	(109,666)
Accumulated other comprehensive loss	(9,086)	(11,827)
Total Universal Hospital Services, Inc. equity	60,531	92,801
Non controlling interest	344	386
Total equity	60,875	93,187	146,739	173,991
Total liabilities and equity	937,413	936,932
Parent Issuer UHS
Current assets:
Accounts receivable, less allowance for doubtful accounts	60,805	64,898
Due from affiliates	25,138	3,089
Inventories	5,771	4,681
Deferred income taxes, net	2,581	9,525
Other current assets	4,015	3,855
Total current assets	98,310	86,048
Property and equipment, net:
Medical equipment, net	222,045	227,234
Property and office equipment, net	28,250	28,116
Total property and equipment, net	250,295	255,350
Other long-term assets:
Goodwill	283,141	283,141
Investment in subsidiary	54,906	58,214
Other intangibles, net	211,999	223,487
Other, primarily deferred financing costs, net	14,876	13,036
Total assets	913,527	919,276
Current liabilities:
Current portion of long-term debt	5,038	4,253
Interest rate swap		4,755
Book overdrafts	3,644	3,614
Accounts payable	20,083	27,131
Accrued compensation	15,005	10,084
Accrued interest	13,845	4,937
Dividend payable	88	771
Other accrued expenses	9,782	11,509
Total current liabilities	67,485	67,054
Long-term debt, less current portion	691,565	663,649
Pension and other long-term liabilities	12,679	11,328
Payable to Parent	21,640	19,019
Deferred income taxes, net	59,627	65,425
Equity
Additional paid-in capital	214,481	214,294
Accumulated deficit	(139,751)	(107,861)
Accumulated loss in subsidiary	(5,113)	(1,805)
Accumulated other comprehensive loss	(9,086)	(11,827)
Total Universal Hospital Services, Inc. equity	60,531	92,801
Total equity	60,531	92,801
Total liabilities and equity	913,527	919,276
Subsidiary Guarantor Surgical Services
Current assets:
Cash and cash equivalents		1,161	1,480
Accounts receivable, less allowance for doubtful accounts	7,673	5,694
Inventories	3,097	1,342
Deferred income taxes, net	1,029	435
Other current assets	265	537
Total current assets	12,064	9,169
Property and equipment, net:
Medical equipment, net	14,860	8,653
Property and office equipment, net	1,844	344
Total property and equipment, net	16,704	8,997
Other long-term assets:
Goodwill	52,436	42,770
Other intangibles, net	22,392	17,953
Other, primarily deferred financing costs, net	334	70
Total assets	103,930	78,959
Current liabilities:
Current portion of long-term debt	1,185	1,374
Book overdrafts	261
Due to affiliates	25,138	3,089
Accounts payable	5,953	1,507
Accrued compensation	1,951	1,487
Other accrued expenses	1,859	1,564
Total current liabilities	36,347	9,021
Long-term debt, less current portion	1,226	1,821
Pension and other long-term liabilities	1,698	1,653
Deferred income taxes, net	9,409	7,864
Equity
Additional paid-in capital	60,019	60,019
Accumulated deficit	(5,113)	(1,805)
Total Universal Hospital Services, Inc. equity	54,906	58,214
Non controlling interest	344	386
Total equity	55,250	58,600
Total liabilities and equity	103,930	78,959
Consolidating Adjustments
Current assets:
Cash and cash equivalents			(1,480)
Due from affiliates	(25,138)	(3,089)
Total current assets	(25,138)	(3,089)
Other long-term assets:
Investment in subsidiary	(54,906)	(58,214)
Total assets	(80,044)	(61,303)
Current liabilities:
Due to affiliates	(25,138)	(3,089)
Total current liabilities	(25,138)	(3,089)
Equity
Additional paid-in capital	(60,019)	(60,019)
Accumulated loss in subsidiary	5,113	1,805
Total Universal Hospital Services, Inc. equity	(54,906)	(58,214)
Total equity	(54,906)	(58,214)
Total liabilities and equity	$ (80,044)	$ (61,303)

Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Medical equipment outsourcing	$ 302,718	$ 275,910	$ 245,145
Technical and professional services	82,236	54,058	44,426
Medical equipment sales and remarketing	30,372	25,188	22,541
Total revenues	415,326	355,156	312,112
Cost of Revenue
Cost of medical equipment outsourcing	110,752	97,703	86,210
Cost of technical and professional services	62,428	40,518	31,690
Cost of medical equipment sales and remarketing	23,641	19,734	16,342
Medical equipment depreciation	70,761	68,032	69,496
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	267,582	225,987	203,738
Gross margin	147,744	129,169	108,374
Selling, general and administrative	109,247	100,948	89,336
Restructuring, acquisition and integration expenses	7,474	3,483	0
Operating income	31,023	24,738	19,038
Loss on extinguishment of debt	12,339
Interest expense	55,697	55,020	46,457
Loss before income taxes and non controlling interest	(37,013)	(30,282)	(27,419)
Benefit for income taxes	(2,569)	(8,343)	1,692
Consolidated net loss	(34,444)	(21,939)	(29,111)
Net income attributable to non controlling interest	754	451
Net loss attributable to Universal Hospital Services, Inc.	(35,198)	(22,390)	(29,111)
Parent Issuer UHS
Revenue
Medical equipment outsourcing	252,533	250,489
Technical and professional services	82,236	54,058
Medical equipment sales and remarketing	30,372	25,188
Total revenues	365,141	329,735
Cost of Revenue
Cost of medical equipment outsourcing	82,907	84,030
Cost of technical and professional services	62,428	40,518
Cost of medical equipment sales and remarketing	23,641	19,734
Medical equipment depreciation	65,776	65,928
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	234,752	210,210
Gross margin	130,389	119,525
Selling, general and administrative	91,230	91,258
Restructuring, acquisition and integration expenses	6,665	1,802
Operating income	32,494	26,465
Equity in earnings of subsidiary	(2,554)	(1,354)
Loss on extinguishment of debt	12,339
Interest expense	53,704	54,779
Loss before income taxes and non controlling interest	(36,103)	(29,668)
Benefit for income taxes	(1,659)	(7,729)
Consolidated net loss	(34,444)	(21,939)
Net income attributable to non controlling interest		451
Net loss attributable to Universal Hospital Services, Inc.	(34,444)	(22,390)
Subsidiary Guarantor Surgical Services
Revenue
Medical equipment outsourcing	50,185	25,421
Total revenues	50,185	25,421
Cost of Revenue
Cost of medical equipment outsourcing	27,845	13,673
Medical equipment depreciation	4,985	2,104
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	32,830	15,777
Gross margin	17,355	9,644
Selling, general and administrative	18,017	9,690
Restructuring, acquisition and integration expenses	809	1,681
Operating income	(1,471)	(1,727)
Interest expense	1,993	241
Loss before income taxes and non controlling interest	(3,464)	(1,968)
Benefit for income taxes	(910)	(614)
Consolidated net loss	(2,554)	(1,354)
Net income attributable to non controlling interest	754	451
Net loss attributable to Universal Hospital Services, Inc.	(3,308)	(1,805)
Consolidating Adjustments
Cost of Revenue
Equity in earnings of subsidiary	2,554	1,354
Loss before income taxes and non controlling interest	2,554	1,354
Consolidated net loss	2,554	1,354
Net income attributable to non controlling interest		(451)
Net loss attributable to Universal Hospital Services, Inc.	$ 2,554	$ 1,805

Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidating Financial Statements
Consolidated net loss	$ (34,444)	$ (21,939)	$ (29,111)
Other comprehensive income (loss):
Loss on minimum pension liability, net of tax	(146)	(4,136)
Gain on cash flow hedge, net of tax	2,887	7,088
Total other comprehensive income	2,741	2,952
Comprehensive loss	(31,703)	(18,987)	(27,252)
Comprehensive income attributable to non controlling interest	754	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(32,457)	(19,438)	(27,252)
Parent Issuer UHS
Consolidating Financial Statements
Consolidated net loss	(34,444)	(21,939)
Other comprehensive income (loss):
Loss on minimum pension liability, net of tax	(146)	(4,136)
Gain on cash flow hedge, net of tax	2,887	7,088
Total other comprehensive income	2,741	2,952
Comprehensive loss	(31,703)	(18,987)
Comprehensive income attributable to non controlling interest		451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(31,703)	(19,438)
Subsidiary Guarantor Surgical Services
Consolidating Financial Statements
Consolidated net loss	(2,554)	(1,354)
Other comprehensive income (loss):
Comprehensive loss	(2,554)	(1,354)
Comprehensive income attributable to non controlling interest	754	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(3,308)	(1,805)
Consolidating Adjustments
Consolidating Financial Statements
Consolidated net loss	2,554	1,354
Other comprehensive income (loss):
Comprehensive loss	2,554	1,354
Comprehensive income attributable to non controlling interest		(451)
Comprehensive loss attributable to Universal Hospital Services, Inc.	$ 2,554	$ 1,805

Consolidating Financial Statements (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net income (loss)	$ (34,444)	$ (21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	81,630	77,248	78,001
Amortization of intangibles, deferred financing costs and bond premium	18,247	22,000	16,295
Non-cash write off of deferred financing cost	2,541
Tender premium for purchase of notes	9,798
Provision for doubtful accounts	1,110	899	213
Provision for inventory obsolescence	473	134	105
Non-cash stock-based compensation expense - net	3,367	4,276	7,333
Non-cash gain on trade-in of recalled equipment	(15,872)	(13,710)
Loss (gain) on sales and disposals of equipment	(1,800)	(1,896)	(145)
Deferred income taxes	(3,040)	(8,728)	1,401
Changes in operating assets and liabilities :
Accounts receivable	2,494	(6,670)	(96)
Inventories	(2,321)	(73)	370
Other operating assets	461	184	(445)
Accounts payable	(2,018)	4,175	1,124
Other operating liabilities	11,905	1,791	1,111
Net cash provided by operating activities	72,531	57,691	76,156
Cash flows from investing activities:
Medical equipment purchases	(58,531)	(77,561)	(70,671)
Property and office equipment purchases	(7,359)	(9,557)	(6,327)
Proceeds from disposition of property and equipment	6,711	3,869	2,793
Acquisitions, net of cash acquired	(14,418)	(69,970)
Net cash used in investing activities	(73,597)	(153,219)	(74,205)
Cash flows from financing activities:
Proceeds under senior secured credit facility	116,500	166,250	146,529
Payments under senior secured credit facility	(103,000)	(204,650)	(132,029)
Payments of principal under capital lease obligations	(6,375)	(5,835)	(5,052)
Purchase of refinanced bonds	(405,000)
Payments on acquired debt	(4,163)	(472)
Proceeds from issuance of bonds	425,000	178,938
Accrued interest received from bondholders		661
Accrued interest paid to bondholders		(661)
Distributions to noncontrolling interests	(796)	(451)
Contributions from new members to limited liability companies		7
Proceeds from exercise of parent company stock options	150	41	28
Dividend and equity distribution payments	(1,393)	(32,729)
Tender premium for purchase of notes	(9,798)
Payment of deferred financing costs	(11,511)	(4,458)	(1,746)
Change in book overdrafts	291	48	264
Net cash (used in) provided by financing activities	(95)	96,689	(1,951)
Net change in cash and cash equivalents	(1,161)	1,161
Cash and cash equivalents at the beginning of period	1,161
Cash and cash equivalents at the end of period		1,161
Parent Issuer UHS
Cash flows from operating activities:
Consolidated net income (loss)	(34,444)	(20,585)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	76,039	75,004
Amortization of intangibles, deferred financing costs and bond premium	15,019	15,964
Non-cash write off of deferred financing cost	2,541
Equity in earnings of subsidiary	2,554	1,354
Tender premium for purchase of notes	9,798
Provision for doubtful accounts	977	907
Provision for inventory obsolescence	324	134
Non-cash stock-based compensation expense - net	3,305	4,276
Non-cash gain on trade-in of recalled equipment	(15,872)	(13,710)
Loss (gain) on sales and disposals of equipment	(1,754)	(1,902)
Deferred income taxes	(503)	(7,342)
Changes in operating assets and liabilities :
Accounts receivable	3,116	(5,843)
Due from (to) affiliates	(21,832)	(3,089)
Inventories	(1,414)	(53)
Other operating assets	422	(715)
Accounts payable	(1,916)	4,772
Other operating liabilities	12,847	899
Net cash provided by operating activities	49,207	48,717
Cash flows from investing activities:
Medical equipment purchases	(54,217)	(75,747)
Property and office equipment purchases	(7,190)	(9,488)
Proceeds from disposition of property and equipment	6,638	3,864
Acquisitions, net of cash acquired	(436)	(66,519)
Net cash used in investing activities	(55,205)	(147,890)
Cash flows from financing activities:
Proceeds under senior secured credit facility	116,500	166,250
Payments under senior secured credit facility	(103,000)	(204,650)
Payments of principal under capital lease obligations	(4,980)	(4,267)
Purchase of refinanced bonds	(405,000)
Proceeds from issuance of bonds	425,000	178,938
Accrued interest received from bondholders		661
Accrued interest paid to bondholders		(661)
Proceeds from exercise of parent company stock options	150	41
Dividend and equity distribution payments	(1,393)	(32,729)
Tender premium for purchase of notes	(9,798)
Payment of deferred financing costs	(11,511)	(4,458)
Change in book overdrafts	30	48
Net cash (used in) provided by financing activities	5,998	99,173
Subsidiary Guarantor Surgical Services
Cash flows from operating activities:
Consolidated net income (loss)	(2,554)	(1,354)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	5,591	2,244
Amortization of intangibles, deferred financing costs and bond premium	3,228	6,036
Provision for doubtful accounts	133	(8)
Provision for inventory obsolescence	149
Non-cash stock-based compensation expense - net	62
Loss (gain) on sales and disposals of equipment	(46)	6
Deferred income taxes	(2,537)	(1,386)
Changes in operating assets and liabilities :
Accounts receivable	(622)	(827)
Due from (to) affiliates	21,832	3,089
Inventories	(907)	(20)
Other operating assets	39	899
Accounts payable	(102)	(597)
Other operating liabilities	(942)	892
Net cash provided by operating activities	23,324	8,974
Cash flows from investing activities:
Medical equipment purchases	(4,314)	(1,814)
Property and office equipment purchases	(169)	(69)
Proceeds from disposition of property and equipment	73	5
Acquisitions, net of cash acquired	(13,982)	(4,931)
Net cash used in investing activities	(18,392)	(6,809)
Cash flows from financing activities:
Payments of principal under capital lease obligations	(1,395)	(1,568)
Payments on acquired debt	(4,163)	(472)
Distributions to noncontrolling interests	(796)	(451)
Contributions from new members to limited liability companies		7
Change in book overdrafts	261
Net cash (used in) provided by financing activities	(6,093)	(2,484)
Net change in cash and cash equivalents	(1,161)	(319)
Cash and cash equivalents at the beginning of period	1,161	1,480
Cash and cash equivalents at the end of period		1,161
Consolidating Adjustments
Cash flows from operating activities:
Consolidated net income (loss)	2,554
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in earnings of subsidiary	(2,554)	(1,354)
Cash flows from investing activities:
Acquisitions, net of cash acquired		1,480
Net cash used in investing activities		1,480
Cash flows from financing activities:
Net change in cash and cash equivalents		1,480
Cash and cash equivalents at the beginning of period		$ (1,480)

Business Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Business Segments
Number of reporting segments	3
Number of alternate site providers in the United States to whom medical equipment outsourcing services are provided	4,425
Segment Information
Net Sales	$ 415,326	$ 355,156	$ 312,112
Medical equipment depreciation	70,761	68,032	69,496
Gross margin	147,744	129,169	108,374
Assets	937,413	936,932	833,028
Amortization	18,247	22,000	16,295
Amortization and Depreciation	96,691	96,612	91,739
Capital Expenditures	65,890	87,118	76,998
Selling, general and administrative	109,247	100,948	89,336
Restructuring, acquisition and integration expenses	7,474	3,483	0
Loss on extinguishment of debt	12,339
Interest expense	55,697	55,020	46,457
Loss before income taxes and non controlling interest	(37,013)	(30,282)	(27,419)
Minimum
Segment Information
Number of acute care hospitals to whom medical equipment outsourcing services are provided	4,290
Number of technicians and professionals located in the nationwide network of offices of the entity	325
Medical Equipment Outsourcing
Segment Information
Net Sales	302,718	275,910	245,145
Medical equipment depreciation	70,761	68,032	69,496
Gross margin	121,205	110,175	89,439
Assets	465,192	461,285	409,315
Amortization	13,771	17,252	11,625
Technical and Professional Services
Segment Information
Net Sales	82,236	54,058	44,426
Gross margin	19,808	13,540	12,736
Assets	83,791	84,483	85,175
Amortization	692	692	692
Medical Equipment Sales And Remarketing
Segment Information
Net Sales	30,372	25,188	22,541
Gross margin	6,731	5,454	6,199
Assets	18,603	18,603	18,603
Corporate and Unallocated
Segment Information
Assets	369,827	372,561	319,935
Amortization and Depreciation	11,467	10,636	9,926
Capital Expenditures	$ 65,890	$ 87,118	$ 76,998

Recall Gains (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 13, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Recall Gains
Non-cash gain on trade-in of recalled equipment		$ 15,872,000	$ 13,710,000
FDA final order and transition plan relating to Baxter Healthcare Corporation recall
Recall Gains
Cash refund for single channel pumps	1,500
Cash refund for triple channel pumps	3,000
Period for providing a replacement pump	2 years
Recalled equipment net gains		18,600,000	15,400,000	0
Non-cash gain on trade-in of recalled equipment		$ 15,900,000	$ 13,700,000	$ 0

Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring
One time charges of restructuring cost	$ 7.2
Restructuring costs incurred	7.2
Additional cost recorded for cancellation of outstanding stock options for certain terminated employees	0.6
Restructuring cost paid	3
Restructuring liability expected to be paid by end of fourth quarter of 2013	$ 4.8

Concentration (Details) (Customer concentration)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration
Number of major customers	1
Total revenue
Concentration
Concentration risk (as a percent)	13.00%	3.00%	0.00%

Subsequent Event (Details) (New Notes, USD $) In Millions, unless otherwise specified	0 Months Ended
Feb. 12, 2013
Subsequent event
Interest rate (as a percent)	7.63%
Subsequent event
Subsequent event
Interest rate (as a percent)	7.63%
Aggregate principal amount	$ 220
Premium on issue of debt (as a percent)	106.38%
Aggregate total amount of proceeds	$ 230

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Activity in Valuation and Qualifying Accounts
Balance- Beginning of Year	$ 1,919	$ 2,000	$ 2,450
Charged to Costs and Expense	1,110	906	663
Charged to Other Accounts		82
Deductions from Reserves	1,014	1,069	1,113
Balance- End of Year	2,015	1,919	2,000
Income Tax Valuation Allowance
Activity in Valuation and Qualifying Accounts
Balance- Beginning of Year	15,052	11,958
Charged to Costs and Expense	14,102	3,094	11,958
Deductions from Reserves	3,354
Balance- End of Year	$ 25,800	$ 15,052	$ 11,958